Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.9%)
U.S. Government Securities (10.9%)
	United States Treasury Note/Bond	0.250%	6/30/25	85,956	79,268
	United States Treasury Note/Bond	4.750%	7/31/25	128,610	127,766
	United States Treasury Note/Bond	5.000%	9/30/25	560,000	558,950
	United States Treasury Note/Bond	0.250%	10/31/25	59,401	54,009
[1]	United States Treasury Note/Bond	0.375%	11/30/25	126,018	114,479
	United States Treasury Note/Bond	4.000%	12/15/25	150,000	146,859
[2]	United States Treasury Note/Bond	0.375%	1/31/26	416,269	375,618
	United States Treasury Note/Bond	0.500%	2/28/26	452,425	408,101
	United States Treasury Note/Bond	0.750%	3/31/26	203,000	183,874
	United States Treasury Note/Bond	3.750%	4/15/26	444,646	432,140
	United States Treasury Note/Bond	3.625%	5/15/26	276,578	267,848
[3]	United States Treasury Note/Bond	0.750%	5/31/26	210,754	189,514
	United States Treasury Note/Bond	2.125%	5/31/26	160,000	149,150
	United States Treasury Note/Bond	4.375%	8/15/26	363,798	358,568
	United States Treasury Note/Bond	1.875%	2/28/27	93,643	85,069
	United States Treasury Note/Bond	2.625%	5/31/27	275,000	254,805
	United States Treasury Note/Bond	3.250%	6/30/27	120,000	113,512
	United States Treasury Note/Bond	2.750%	7/31/27	170,130	157,796
	United States Treasury Note/Bond	4.125%	10/31/27	179,627	174,743
	United States Treasury Note/Bond	3.875%	11/30/27	14,616	14,082
	United States Treasury Note/Bond	3.875%	12/31/27	120,000	115,575
	United States Treasury Note/Bond	0.750%	1/31/28	50,286	42,421
	United States Treasury Note/Bond	1.250%	3/31/28	93,938	80,567
	United States Treasury Note/Bond	2.875%	5/15/28	70,000	64,378
	United States Treasury Note/Bond	1.250%	5/31/28	40,898	34,878
	United States Treasury Note/Bond	1.250%	6/30/28	135,819	115,489
	United States Treasury Note/Bond	4.000%	6/30/28	55,000	53,092
[3]	United States Treasury Note/Bond	1.000%	7/31/28	213,784	179,011
	United States Treasury Note/Bond	1.125%	8/31/28	164,865	138,512
	United States Treasury Note/Bond	1.250%	9/30/28	165,942	139,884
	United States Treasury Note/Bond	4.625%	9/30/28	550,000	544,844
[3]	United States Treasury Note/Bond	1.500%	11/30/28	120,000	101,925
	United States Treasury Note/Bond	1.375%	12/31/28	104,564	87,964
Total U.S. Government and Agency Obligations (Cost $6,145,927)					5,944,691
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[4,5]	ALLY AUTO RECEIVABLES TRUST Class D Series 2023-A	7.329%	1/17/34	3,460	3,467
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	11,301	11,015
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	3,090	2,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	3,360	3,294
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	2,731
[5]	Americredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	10,250	10,027
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2021-2A	1.660%	2/20/28	2,660	2,312
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	7,030	6,920
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	2,580	2,537
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	4,160	4,069
[5]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	4,374
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.343%	9/15/48	1,600	1,184
[5,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.658%	9/20/46	2,827	2,223
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	3,550
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	749
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	4,725
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	2,811
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	3,450	3,405
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	6,774	6,488
[5,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.880%	5/25/47	3,854	3,350
[5,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.229%	10/25/36	4,308	3,698
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,620	2,378
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	6,333	5,683
[4,5,6]	BPR Trust Series 2023-BRK2	0.000%	11/5/28	4,500	4,456
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	13,160	12,391
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	5,010	4,835
[5]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	6,400	6,152
[5]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	5,870
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	8,738
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	6,366	5,850
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,265
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	4,673
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,310	5,704
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,840	2,450
[5,6]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	2,092	1,856
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	3,319	2,199
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.843%	8/15/51	2,830	2,024
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	4,720
[5,6]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	3.949%	3/20/36	2,702	2,354
[5,6]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	3.844%	2/25/47	3,337	2,768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,380
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	6,297	5,877
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	5,412	5,105
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	4,336
[5,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	3,898
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,800	3,052
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	4,000	2,967
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.258%	9/15/50	2,160	1,511
[5,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	4.507%	7/25/37	192	163
[5]	CNH Equipment Trust Class A3 Series 2022-B	3.890%	8/16/27	8,260	7,996
[5]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	4,270	4,061
[5,6]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	819	818
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,116	936
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	4,756
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.352%	8/15/48	4,400	3,157
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,205
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	2,730	2,669
[4,5]	DLLAD LLC Class A3 Series 2023-1A	5.640%	2/22/28	4,820	4,777
[4,5]	DLLMT LLC Class A4 Series 2021-1A	1.240%	6/20/29	7,940	7,456
[5]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	1,964	1,958
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	6.235%	10/25/56	6,524	6,418
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	2,785	2,590
[4,5]	Enterprise Fleet Financing LLC Class A3 Series 2023-3	6.410%	6/20/30	2,500	2,513
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06 , SOFR30A + 1.700%	7.021%	7/25/43	2,719	2,719
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.271%	9/25/43	1,667	1,670
[5,6]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR3	4.029%	11/25/36	1,578	994
[5,6]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR4	4.092%	1/25/37	2,998	1,593
[5]	First National Master Note Trust Class A Series 2023-2	5.770%	9/17/29	3,900	3,888
[5,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	850	827
[5]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	7,390	7,366
[5]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.430%	4/15/27	10,240	10,194
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	32,740	31,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ford Credit Auto Owner Trust Class A4 Series 2022-B	3.930%	8/15/27	6,800	6,523
[5]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	6,810	6,713
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	5,552
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	6,999
[5]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	4,930	4,649
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	5,684
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	15,430	15,021
[4,5,6,7]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	7.421%	3/25/42	3,033	3,057
[5]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	4,600	4,572
[5]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	13,150	12,884
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	11,410	10,438
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	15,490	14,694
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	6,220	6,065
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	860	831
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	3,250	3,066
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	7,270	6,778
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	3,540	3,457
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	8,980	8,747
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,663
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	2,946
[5,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	4.268%	11/19/35	422	354
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	7,830	7,633
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	31,290	27,647
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,184
[5]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	9,121	8,706
[5,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	4,471
[5,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	3,477
[5]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	1,410	1,383
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.523%	9/10/47	17,556	13,365
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.637%	10/10/48	3,980	2,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	11,420	10,738
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2023-3A	5.940%	2/25/28	6,300	6,229
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-1A	2.630%	6/25/26	4,980	4,658
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	2,800	2,781
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2022-2	3.760%	12/18/28	4,760	4,567
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	7,510	7,347
[5]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	13,120	12,133
[5]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	15,460	14,748
[5]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	8,220	7,752
[5]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	8,510	7,880
[5]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	7,900	7,189
[5]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	6,773
[5]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	12,389	12,236
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	643	575
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	3,141	3,108
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	7,642	7,133
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	5,399
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	5,452
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	3,630
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	5,073
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	3,730	3,634
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	450	445
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	854	847
[4,5]	Master Credit Card Trust II Class A Series 2023-1A	4.700%	6/21/27	8,560	8,334
[5,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	5.091%	4/25/34	25	24
[5]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2022-1	5.250%	2/15/29	5,930	5,837
[5]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-1	4.310%	4/16/29	4,620	4,452
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.242%	7/25/33	140	127
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	7.399%	2/25/33	210	193
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	5,857	5,554
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.962%	7/15/46	3,372	2,255
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.826%	4/15/47	1,895	1,791
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	4,533	4,306
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	7,955	6,162
[5,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.404%	6/25/36	1,635	1,526
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	14,178	11,111
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	601	599
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	3,820	3,693
[4,5,6]	Navient Student Loan Trust Class A1B Series 2023-BA	7.014%	3/15/72	1,500	1,498
[4,5]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	3,840	3,827
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	4,580	4,480
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,240	4,294
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, SOFR + 1.114%	6.433%	6/20/60	102	102
[4,5,6]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, SOFR + 1.064%	6.384%	8/18/60	236	236
[4,5]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	9,240	9,067
[4,5]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/28	4,200	4,125
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,665	3,298
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	3,031	2,840
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,434
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	2,850	2,676
[5,6]	RFMSI Series Trust Class 2A1 Series 2006-SA3	5.720%	9/25/36	2,086	1,300
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.353%	8/25/36	5,391	3,695
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	2,000	1,950
[4,5]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	6,030	5,842
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	17,540	17,328
[4,5]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	14,530	14,069
[4,5]	SBNA Auto Lease Trust Class A4 Series 2023-A	6.520%	4/20/28	5,010	5,026
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	1,274	1,248
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	5,062	4,818
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	7,486	7,163
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	9,256	8,872
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	1,625	1,549
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	1,764	1,700
[5]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	9,870	9,804
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	3,430	3,404
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	3,210	3,210
[4,5]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	7,770	7,458
[4,5]	T-Mobile US Trust Class A Series 2022-1A	4.910%	5/22/28	12,290	12,116
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	21,960	18,250
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	11,100	10,121
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	10,080	9,533
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	10,710	10,588
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	7,865	7,567
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	4,899
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	793	714
[5]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	17,220	16,768
[4,5]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	7,490	7,359
[5,6]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	5.681%	9/25/33	286	259
[5,6]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	4.469%	1/25/33	44	42
[5,6]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	5.591%	8/25/33	191	173
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	6,950	6,287
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	5,260	5,001
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	5,171
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,261
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,277
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,104
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	3,040	2,789
[5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	6,884
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	6,550	4,990
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	3,011
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.545%	9/15/58	4,885	4,080
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	3,490	2,587
[5,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.389%	10/25/36	2,027	1,747
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	35,485	29,221
[5]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	2,027	1,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	6,795
[5,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.829%	12/15/46	5,775	5,416
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	8,410
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	2,215
[5]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	13,110	12,025
[5]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	10,970	10,346
[5]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	6,510	6,467
[5]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	7,050	6,800
[5]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	4,360	4,007
[5]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	5,360	4,890
[5]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	4,270	3,952
[5]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,261
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,216,899)					1,110,157
Corporate Bonds (84.0%)
Communications (6.5%)
	Activision Blizzard Inc.	3.400%	9/15/26	7,819	7,385
	AT&T Inc.	3.875%	1/15/26	10,870	10,426
	AT&T Inc.	1.700%	3/25/26	215,590	195,697
	AT&T Inc.	2.300%	6/1/27	59,437	52,518
	AT&T Inc.	1.650%	2/1/28	53,362	44,630
	AT&T Inc.	4.100%	2/15/28	28,492	26,361
[8]	AT&T Inc.	1.600%	5/19/28	22,700	21,551
	Booking Holdings Inc.	3.600%	6/1/26	16,000	15,233
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	3,875	3,554
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	234,157	228,952
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	27,070	24,168
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	23,612	21,504
[9]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	30,110	31,306
	Comcast Corp.	3.375%	8/15/25	65,109	62,670
	Comcast Corp.	3.950%	10/15/25	46,925	45,522
	Comcast Corp.	3.150%	3/1/26	29,510	28,005
[8]	Comcast Corp.	0.000%	9/14/26	48,105	45,595
	Comcast Corp.	2.350%	1/15/27	57,361	51,817
	Comcast Corp.	5.350%	11/15/27	18,990	18,833
	Comcast Corp.	3.150%	2/15/28	21,995	19,927
	Comcast Corp.	3.550%	5/1/28	29,295	26,843
[8]	Deutsche Telekom International Finance BV	1.500%	4/3/28	3,000	2,887
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	3,081	2,698
	Discovery Communications LLC	3.900%	11/15/24	28,005	27,222
	Discovery Communications LLC	3.450%	3/15/25	5,993	5,767
	Discovery Communications LLC	3.950%	6/15/25	6,790	6,541
	Discovery Communications LLC	4.900%	3/11/26	77,970	75,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	DISH DBS Corp.	5.250%	12/1/26	2,413	1,949
[4]	DISH Network Corp.	11.750%	11/15/27	3,635	3,600
	Expedia Group Inc.	4.625%	8/1/27	75,510	71,461
	Fox Corp.	3.050%	4/7/25	56,576	54,286
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,378	2,927
[4]	Level 3 Financing Inc.	4.625%	9/15/27	1,640	1,105
[4]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	841
[4]	Level 3 Financing Inc.	3.625%	1/15/29	1,415	725
	Meta Platforms Inc.	3.500%	8/15/27	188,211	177,004
	Meta Platforms Inc.	4.600%	5/15/28	76,600	74,249
	Netflix Inc.	5.875%	2/15/25	50,833	50,839
[4]	Netflix Inc.	3.625%	6/15/25	12,468	12,026
	Netflix Inc.	4.375%	11/15/26	52,595	50,631
	Netflix Inc.	4.875%	4/15/28	79,258	76,314
	Netflix Inc.	5.875%	11/15/28	77,828	78,081
[8]	Netflix Inc.	3.875%	11/15/29	9,900	10,242
[4]	Nexstar Media Inc.	5.625%	7/15/27	3,875	3,486
[4]	Nexstar Media Inc.	4.750%	11/1/28	2,898	2,439
[4]	NTT Finance Corp.	1.162%	4/3/26	87,855	78,862
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	21,539	20,389
	Paramount Global Inc.	4.750%	5/15/25	57,148	55,854
	Paramount Global Inc.	4.000%	1/15/26	10,167	9,647
	Rogers Communications Inc.	3.200%	3/15/27	38,720	35,164
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	850	763
[8]	Sky Ltd.	2.500%	9/15/26	22,015	22,356
	Sprint Capital Corp.	6.875%	11/15/28	124,740	127,614
	Sprint LLC	7.625%	2/15/25	20,125	20,402
	Sprint LLC	7.625%	3/1/26	29,590	30,394
	Take-Two Interactive Software Inc.	3.550%	4/14/25	24,260	23,436
	Take-Two Interactive Software Inc.	3.700%	4/14/27	29,000	26,967
	Take-Two Interactive Software Inc.	4.950%	3/28/28	24,100	23,153
	Telefonica Emisiones SA	4.103%	3/8/27	69,063	64,638
	T-Mobile USA Inc.	3.500%	4/15/25	217,561	210,198
	T-Mobile USA Inc.	1.500%	2/15/26	54,009	48,975
	T-Mobile USA Inc.	2.250%	2/15/26	40,115	36,925
	T-Mobile USA Inc.	2.625%	4/15/26	6,695	6,191
	T-Mobile USA Inc.	3.750%	4/15/27	127,714	118,733
	T-Mobile USA Inc.	5.375%	4/15/27	6,553	6,446
	T-Mobile USA Inc.	4.750%	2/1/28	19,250	18,325
	T-Mobile USA Inc.	4.950%	3/15/28	61,131	58,755
	T-Mobile USA Inc.	4.800%	7/15/28	24,100	22,936
[4]	UPC Holding BV	5.500%	1/15/28	1,940	1,695
	VeriSign Inc.	5.250%	4/1/25	14,183	14,017
	Verizon Communications Inc.	1.450%	3/20/26	85,215	77,059
	Verizon Communications Inc.	2.625%	8/15/26	44,140	40,612
	Verizon Communications Inc.	4.125%	3/16/27	43,382	41,092
	Verizon Communications Inc.	3.000%	3/22/27	49,871	45,520
[8]	Verizon Communications Inc.	0.875%	4/8/27	1,000	956
	Verizon Communications Inc.	2.100%	3/22/28	111,679	95,274
	Verizon Communications Inc.	4.329%	9/21/28	54,362	50,619
[4]	Videotron Ltd.	5.125%	4/15/27	1,875	1,766
	Vodafone Group plc	4.125%	5/30/25	22,338	21,769
	Walt Disney Co.	1.750%	1/13/26	18,328	16,922
	Walt Disney Co.	3.375%	11/15/26	43,428	40,776
	Walt Disney Co.	3.700%	3/23/27	7,057	6,685
	Walt Disney Co.	2.200%	1/13/28	4,818	4,241
	Warnermedia Holdings Inc.	3.638%	3/15/25	72,515	70,097
	Warnermedia Holdings Inc.	3.755%	3/15/27	200,505	184,609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warnermedia Holdings Inc.	4.054%	3/15/29	11,494	10,168
					3,566,690
Consumer Discretionary (6.1%)
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,974	1,778
	Amazon.com Inc.	4.600%	12/1/25	49,507	48,898
	Amazon.com Inc.	3.150%	8/22/27	19,500	18,043
	Amazon.com Inc.	4.550%	12/1/27	142,470	138,611
	American Honda Finance Corp.	4.600%	4/17/25	95,316	93,937
	American Honda Finance Corp.	5.000%	5/23/25	9,650	9,565
	American Honda Finance Corp.	1.200%	7/8/25	47,276	43,930
	American Honda Finance Corp.	5.800%	10/3/25	50,585	50,754
	American Honda Finance Corp.	4.750%	1/12/26	13,090	12,859
	American Honda Finance Corp.	5.250%	7/7/26	5,905	5,857
[8]	American Honda Finance Corp.	3.750%	10/25/27	25,400	26,644
	Asbury Automotive Group Inc.	4.500%	3/1/28	4,864	4,318
	AutoZone Inc.	3.625%	4/15/25	50,197	48,594
	AutoZone Inc.	3.750%	6/1/27	15,500	14,486
	AutoZone Inc.	4.500%	2/1/28	42,025	39,727
	AutoZone Inc.	6.250%	11/1/28	20,420	20,628
[8]	BMW Finance NV	1.000%	5/22/28	1,200	1,122
[4]	BMW US Capital LLC	1.250%	8/12/26	24,500	21,838
[4]	BMW US Capital LLC	3.450%	4/1/27	9,875	9,192
[4]	Boyne USA Inc.	4.750%	5/15/29	1,600	1,395
[4]	Caesars Entertainment Inc.	6.250%	7/1/25	2,420	2,382
[4]	Carnival Corp.	9.875%	8/1/27	1,250	1,303
[4]	Carnival Corp.	6.000%	5/1/29	770	650
[4]	Churchill Downs Inc.	5.500%	4/1/27	6,559	6,167
[4]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,542
[4]	Clarios Global LP	6.750%	5/15/25	2,269	2,254
	eBay Inc.	5.900%	11/22/25	17,260	17,266
	eBay Inc.	1.400%	5/10/26	28,500	25,535
	eBay Inc.	5.950%	11/22/27	26,329	26,342
[4]	ERAC USA Finance LLC	3.800%	11/1/25	18,585	17,851
[4]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	2,741
[4]	ERAC USA Finance LLC	4.600%	5/1/28	20,520	19,533
	Ford Motor Credit Co. LLC	4.134%	8/4/25	52,685	50,237
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,395	8,766
	Ford Motor Credit Co. LLC	6.950%	3/6/26	35,610	35,714
	Ford Motor Credit Co. LLC	6.950%	6/10/26	6,740	6,754
	Ford Motor Credit Co. LLC	2.700%	8/10/26	9,395	8,428
	Ford Motor Credit Co. LLC	4.271%	1/9/27	4,800	4,436
	Ford Motor Credit Co. LLC	4.950%	5/28/27	28,510	26,721
	Ford Motor Credit Co. LLC	4.125%	8/17/27	17,141	15,575
	Ford Motor Credit Co. LLC	3.815%	11/2/27	993	886
	Ford Motor Credit Co. LLC	7.350%	11/4/27	16,360	16,557
	Ford Motor Credit Co. LLC	2.900%	2/16/28	2,800	2,381
	Ford Motor Credit Co. LLC	6.800%	5/12/28	25,975	25,910
	General Motors Co.	6.125%	10/1/25	107,602	107,408
	General Motors Financial Co. Inc.	3.500%	11/7/24	37,585	36,556
	General Motors Financial Co. Inc.	4.000%	1/15/25	23,433	22,785
	General Motors Financial Co. Inc.	2.900%	2/26/25	42,345	40,448
	General Motors Financial Co. Inc.	3.800%	4/7/25	10,544	10,179
	General Motors Financial Co. Inc.	4.350%	4/9/25	25,075	24,374
	General Motors Financial Co. Inc.	2.750%	6/20/25	21,853	20,634
	General Motors Financial Co. Inc.	6.050%	10/10/25	85,203	84,875
	General Motors Financial Co. Inc.	1.250%	1/8/26	153,293	137,360
	General Motors Financial Co. Inc.	5.250%	3/1/26	29,409	28,647
	General Motors Financial Co. Inc.	5.400%	4/6/26	53,040	51,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,377	9,156
	General Motors Financial Co. Inc.	4.000%	10/6/26	22,140	20,695
	General Motors Financial Co. Inc.	4.350%	1/17/27	33,173	31,144
	General Motors Financial Co. Inc.	2.350%	2/26/27	38,865	34,161
	General Motors Financial Co. Inc.	5.000%	4/9/27	48,499	46,340
	General Motors Financial Co. Inc.	2.700%	8/20/27	31,583	27,567
	General Motors Financial Co. Inc.	6.000%	1/9/28	18,139	17,815
	General Motors Financial Co. Inc.	2.400%	4/10/28	23,344	19,676
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,025	883
[4]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	13,790
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	103,662	91,563
	Harley-Davidson Inc.	3.500%	7/28/25	16,500	15,684
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,959	7,832
	Home Depot Inc.	2.800%	9/14/27	8,635	7,854
	Home Depot Inc.	3.900%	12/6/28	14,460	13,469
	Honda Motor Co. Ltd.	2.271%	3/10/25	26,193	25,044
	Honda Motor Co. Ltd.	2.534%	3/10/27	38,590	34,888
	Lennar Corp.	4.750%	5/30/25	22,084	21,631
	Lennar Corp.	5.250%	6/1/26	52,497	51,587
[4]	Lithia Motors Inc.	4.625%	12/15/27	2,405	2,172
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	440	431
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	10,985	10,721
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	1,647	1,447
	Lowe's Cos. Inc.	4.400%	9/8/25	18,865	18,444
	Lowe's Cos. Inc.	4.800%	4/1/26	75,610	74,024
	Lowe's Cos. Inc.	3.350%	4/1/27	32,480	30,064
	Lowe's Cos. Inc.	1.300%	4/15/28	19,005	15,704
	Lowe's Cos. Inc.	1.700%	9/15/28	9,645	7,982
[8]	LVMH Moet Hennessy Louis Vuitton SE	3.375%	10/21/25	8,000	8,409
	Marriott International Inc.	3.750%	10/1/25	15,325	14,716
	Marriott International Inc.	3.125%	6/15/26	6,390	5,964
	Marriott International Inc.	5.000%	10/15/27	14,150	13,664
[4]	Masonite International Corp.	5.375%	2/1/28	5,295	4,877
[4]	Mattel Inc.	5.875%	12/15/27	1,354	1,298
	McDonald's Corp.	1.450%	9/1/25	24,300	22,551
	McDonald's Corp.	3.500%	7/1/27	21,500	19,955
[4]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	22,189	21,985
[4]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	55,220	55,016
[4]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	17,440	15,820
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	47,645	46,669
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	24,770	24,436
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	54,000	51,895
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	62,585	60,651
[8]	Mercedes-Benz Group AG	1.000%	11/15/27	3,000	2,866
[4]	Meritage Homes Corp.	3.875%	4/15/29	3,150	2,648
	Mohawk Industries Inc.	5.850%	9/18/28	11,550	11,357
[4]	NCL Corp. Ltd.	5.875%	2/15/27	1,298	1,195
	Newell Brands Inc.	5.200%	4/1/26	5,130	4,840
	Newell Brands Inc.	6.375%	9/15/27	6,595	6,177
[4]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	50,400	49,406
[4]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	23,960	22,857
[4]	Penn National Gaming Inc.	5.625%	1/15/27	1,225	1,121
[4]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	2,430	2,150
[8]	RCI Banque SA	4.875%	6/14/28	1,000	1,053
[8]	Robert Bosch Investment Nederland BV	2.625%	5/24/28	2,000	2,016
	Ross Stores Inc.	0.875%	4/15/26	20,065	17,771
[4]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	1,160	1,058
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	15,369	15,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	405	423
	Starbucks Corp.	4.750%	2/15/26	28,825	28,312
	Starbucks Corp.	2.000%	3/12/27	3,813	3,387
	Toyota Motor Credit Corp.	3.000%	4/1/25	23,746	22,904
	Toyota Motor Credit Corp.	3.650%	8/18/25	29,418	28,482
	Toyota Motor Credit Corp.	0.800%	10/16/25	72,761	66,473
	Toyota Motor Credit Corp.	5.400%	11/10/25	6,762	6,753
	Toyota Motor Credit Corp.	4.450%	5/18/26	42,200	41,198
	Toyota Motor Credit Corp.	1.900%	1/13/27	67,445	60,175
	Toyota Motor Credit Corp.	3.050%	3/22/27	110,905	102,261
	Toyota Motor Credit Corp.	4.550%	9/20/27	66,140	63,895
[8]	Toyota Motor Credit Corp.	0.125%	11/5/27	6,159	5,629
	Toyota Motor Credit Corp.	4.625%	1/12/28	29,051	28,118
	Toyota Motor Credit Corp.	1.900%	4/6/28	23,933	20,608
[4]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,318
[4]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	48,130	47,901
[4]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	38,505	38,155
[4]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	4,624
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	28,875	28,060
[8]	Volkswagen International Finance NV	1.875%	3/30/27	2,000	1,936
[8]	Volkswagen Leasing GmbH	0.375%	7/20/26	51,800	49,447
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	1,101	972
					3,320,259
Consumer Staples (4.6%)
[4]	7-Eleven Inc.	0.950%	2/10/26	67,700	60,607
	Altria Group Inc.	2.350%	5/6/25	51,609	48,872
	Altria Group Inc.	4.400%	2/14/26	16,727	16,168
	Altria Group Inc.	2.625%	9/16/26	25,076	23,005
	Altria Group Inc.	4.800%	2/14/29	5,458	5,110
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	60,103	57,748
[8]	Anheuser-Busch InBev SA NV	2.000%	3/17/28	3,000	2,957
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	35,572	33,419
[4]	B&G Foods Inc.	8.000%	9/15/28	5,304	5,172
[9]	BAT Capital Corp.	2.125%	8/15/25	1,750	1,985
	BAT Capital Corp.	3.215%	9/6/26	83,657	77,413
	BAT Capital Corp.	4.700%	4/2/27	82,543	78,563
	BAT Capital Corp.	3.557%	8/15/27	8,126	7,365
	BAT Capital Corp.	2.259%	3/25/28	24,085	20,231
	BAT International Finance plc	1.668%	3/25/26	133,090	119,855
	BAT International Finance plc	4.448%	3/16/28	32,934	30,329
	BAT International Finance plc	5.931%	2/2/29	149,970	145,834
[8]	BAT International Finance plc	3.125%	3/6/29	5,100	4,944
	Campbell Soup Co.	3.950%	3/15/25	20,050	19,499
	Campbell Soup Co.	4.150%	3/15/28	16,580	15,445
[4]	Cargill Inc.	4.500%	6/24/26	12,055	11,750
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	15,010	15,162
[8]	Coca-Cola Europacific Partners plc	0.200%	12/2/28	2,000	1,751
	Conagra Brands Inc.	5.300%	10/1/26	32,880	32,286
	Constellation Brands Inc.	4.400%	11/15/25	23,350	22,683
	Constellation Brands Inc.	4.750%	12/1/25	4,000	3,911
	Constellation Brands Inc.	3.700%	12/6/26	8,315	7,802
	Constellation Brands Inc.	3.500%	5/9/27	15,790	14,612
	Constellation Brands Inc.	4.350%	5/9/27	53,230	50,744
	Costco Wholesale Corp.	1.375%	6/20/27	11,901	10,354
[4]	Coty Inc.	5.000%	4/15/26	1,165	1,116
	Diageo Capital plc	5.200%	10/24/25	30,885	30,752
	Diageo Capital plc	5.300%	10/24/27	38,960	38,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Diageo Finance plc	3.500%	6/26/25	5,000	5,248
	Dollar General Corp.	4.625%	11/1/27	18,750	17,803
[4]	Energizer Holdings Inc.	4.750%	6/15/28	2,905	2,495
	Estee Lauder Cos. Inc.	4.375%	5/15/28	16,065	15,337
	General Mills Inc.	4.200%	4/17/28	15,925	14,929
	Haleon UK Capital plc	3.125%	3/24/25	142,486	136,968
	Haleon US Capital LLC	3.375%	3/24/27	82,779	76,347
	Hershey Co.	4.250%	5/4/28	7,585	7,280
	J M Smucker Co.	3.500%	3/15/25	9,370	9,072
	J M Smucker Co.	5.900%	11/15/28	19,245	19,096
	Kenvue Inc.	5.350%	3/22/26	33,755	33,620
	Kenvue Inc.	5.050%	3/22/28	17,725	17,371
	Keurig Dr Pepper Inc.	4.417%	5/25/25	30,055	29,398
	Keurig Dr Pepper Inc.	4.597%	5/25/28	54,365	51,729
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	9,650	9,277
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	19,056
	Kraft Heinz Foods Co.	3.875%	5/15/27	69,087	64,767
	Kroger Co.	3.500%	2/1/26	26,000	24,728
	Kroger Co.	2.650%	10/15/26	620	568
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,315	2,133
[4]	Mars Inc.	4.550%	4/20/28	43,075	41,400
	McCormick & Co. Inc.	3.400%	8/15/27	19,385	17,745
	Mead Johnson Nutrition Co.	4.125%	11/15/25	4,900	4,751
	Molson Coors Beverage Co.	3.000%	7/15/26	24,500	22,740
[4]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	48,485	46,954
[4]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	48,010	42,279
	Mondelez International Inc.	1.500%	5/4/25	61,425	57,544
	Mondelez International Inc.	2.625%	3/17/27	29,030	26,271
[8]	Nestle Holdings Inc.	0.875%	7/18/25	5,000	5,035
	Pepsico Inc.	3.600%	2/18/28	18,961	17,753
[4]	Performance Food Group Inc.	6.875%	5/1/25	997	994
[4]	Performance Food Group Inc.	5.500%	10/15/27	4,340	4,061
	Philip Morris International Inc.	1.500%	5/1/25	25,645	24,105
	Philip Morris International Inc.	5.000%	11/17/25	57,630	56,932
	Philip Morris International Inc.	4.875%	2/13/26	103,645	101,770
	Philip Morris International Inc.	2.750%	2/25/26	15,557	14,568
[8]	Philip Morris International Inc.	2.875%	3/3/26	21,455	22,071
	Philip Morris International Inc.	0.875%	5/1/26	33,850	30,112
	Philip Morris International Inc.	5.125%	11/17/27	91,345	88,987
	Philip Morris International Inc.	4.875%	2/15/28	89,950	86,430
	Philip Morris International Inc.	3.125%	3/2/28	21,106	18,884
	Philip Morris International Inc.	5.250%	9/7/28	53,020	51,569
[8]	Procter & Gamble Co.	4.875%	5/11/27	2,000	2,208
[4]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	11,951	10,893
	Reynolds American Inc.	4.450%	6/12/25	89,434	87,213
	Tyson Foods Inc.	4.000%	3/1/26	31,486	30,187
[4]	US Foods Inc.	6.875%	9/15/28	2,410	2,367
	Walmart Inc.	3.950%	9/9/27	51,070	48,891
					2,538,013
Energy (5.7%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	14,200	12,729
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	51,533	46,951
	BP Capital Markets America Inc.	3.410%	2/11/26	15,058	14,355
	BP Capital Markets America Inc.	3.119%	5/4/26	63,745	60,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.017%	1/16/27	28,626	26,435
	BP Capital Markets America Inc.	3.937%	9/21/28	32,384	30,089
	BP Capital Markets America Inc.	4.234%	11/6/28	12,588	11,822
[8]	BP Capital Markets BV	3.773%	5/12/30	6,000	6,186
	BP Capital Markets plc	3.279%	9/19/27	49,894	46,026
	BP Capital Markets plc	3.723%	11/28/28	19,260	17,650
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,950	12,588
	Canadian Natural Resources Ltd.	2.050%	7/15/25	18,312	17,104
	Canadian Natural Resources Ltd.	3.850%	6/1/27	80,248	74,430
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	126,164	125,523
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	52,787	50,940
	Cheniere Energy Inc.	4.625%	10/15/28	37,829	34,571
[4]	Civitas Resources Inc.	8.375%	7/1/28	1,925	1,939
[4]	Civitas Resources Inc.	8.750%	7/1/31	360	364
[4]	CNX Resources Corp.	7.250%	3/14/27	446	439
[4]	Continental Resources Inc.	2.268%	11/15/26	26,650	23,633
	Coterra Energy Inc.	3.900%	5/15/27	16,269	15,166
[4]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	2,280	2,258
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,769
	Devon Energy Corp.	5.850%	12/15/25	13,303	13,217
	Diamondback Energy Inc.	3.250%	12/1/26	76,025	70,861
[4]	DT Midstream Inc.	4.125%	6/15/29	3,795	3,265
[4]	Earthstone Energy Holdings LLC	8.000%	4/15/27	2,910	2,950
	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	6,378	6,194
	Empresa Nacional del Petroleo	3.750%	8/5/26	24,442	22,606
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	4,887
	Enbridge Energy Partners LP	5.875%	10/15/25	24,941	24,884
	Enbridge Inc.	2.500%	1/15/25	32,322	31,002
	Enbridge Inc.	2.500%	2/14/25	9,714	9,290
	Enbridge Inc.	1.600%	10/4/26	29,100	25,833
	Enbridge Inc.	4.250%	12/1/26	4,461	4,237
	Enbridge Inc.	3.700%	7/15/27	33,084	30,538
	Energy Transfer LP	4.050%	3/15/25	53,734	52,245
	Energy Transfer LP	2.900%	5/15/25	16,772	15,975
	Energy Transfer LP	5.950%	12/1/25	10,655	10,599
	Energy Transfer LP	4.750%	1/15/26	3,155	3,062
	Energy Transfer LP	3.900%	7/15/26	13,256	12,518
	Energy Transfer LP	6.050%	12/1/26	52,930	52,863
	Energy Transfer LP	4.400%	3/15/27	115,279	108,603
	Energy Transfer LP	5.500%	6/1/27	14,464	14,101
	Energy Transfer LP	4.000%	10/1/27	13,000	11,968
	Energy Transfer LP	5.550%	2/15/28	44,608	43,325
	Energy Transfer LP	4.950%	5/15/28	34,116	32,263
	Energy Transfer LP	4.950%	6/15/28	9,860	9,318
	Energy Transfer LP	6.100%	12/1/28	25,025	24,727
[8]	Eni SpA	1.000%	3/14/25	3,000	3,045
	EnLink Midstream Partners LP	4.850%	7/15/26	2,915	2,748
	Enterprise Products Operating LLC	5.050%	1/10/26	48,255	47,685
	Enterprise Products Operating LLC	3.700%	2/15/26	31,438	30,056
[4]	EQM Midstream Partners LP	6.000%	7/1/25	1,457	1,429
[4]	EQM Midstream Partners LP	7.500%	6/1/27	3,429	3,406
	EQT Corp.	6.125%	2/1/25	10,047	10,017
[4]	EQT Corp.	3.125%	5/15/26	2,748	2,543
	EQT Corp.	3.900%	10/1/27	45,957	42,247
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	357	350
	Harvest Operations Corp.	1.000%	4/26/24	19,240	18,777
	Kinder Morgan Inc.	4.300%	6/1/25	25,844	25,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	1.750%	11/15/26	29,100	25,775
	Kinder Morgan Inc.	4.300%	3/1/28	11,565	10,785
	Marathon Petroleum Corp.	4.700%	5/1/25	103,522	101,354
	Marathon Petroleum Corp.	5.125%	12/15/26	55,600	54,403
	Marathon Petroleum Corp.	3.800%	4/1/28	15,594	14,234
	MPLX LP	4.875%	12/1/24	29,939	29,538
	MPLX LP	4.875%	6/1/25	20,170	19,780
	MPLX LP	1.750%	3/1/26	85,686	77,726
	MPLX LP	4.000%	3/15/28	13,710	12,562
	Occidental Petroleum Corp.	5.875%	9/1/25	4,445	4,430
	Occidental Petroleum Corp.	5.500%	12/1/25	18,886	18,681
	Occidental Petroleum Corp.	6.375%	9/1/28	40,275	40,546
	ONEOK Inc.	2.200%	9/15/25	20,076	18,710
	ONEOK Inc.	5.850%	1/15/26	69,178	69,042
	ONEOK Inc.	5.550%	11/1/26	24,575	24,278
	ONEOK Inc.	4.550%	7/15/28	9,625	8,979
	ONEOK Inc.	5.650%	11/1/28	24,595	24,004
	ONEOK Partners LP	4.900%	3/15/25	9,680	9,511
	Ovintiv Inc.	5.650%	5/15/25	20,890	20,777
	Ovintiv Inc.	5.375%	1/1/26	32,854	32,289
	Ovintiv Inc.	5.650%	5/15/28	38,555	37,448
[4]	Permian Resources Operating LLC	5.375%	1/15/26	1,935	1,859
	Pertamina Persero PT	1.400%	2/9/26	19,433	17,516
	Phillips 66	3.850%	4/9/25	18,475	17,960
	Phillips 66	1.300%	2/15/26	31,103	28,089
	Phillips 66	3.900%	3/15/28	9,640	8,935
	Phillips 66 Co.	3.605%	2/15/25	21,326	20,705
	Phillips 66 Co.	4.950%	12/1/27	48,220	46,847
	Pioneer Natural Resources Co.	1.125%	1/15/26	31,105	28,235
	Pioneer Natural Resources Co.	5.100%	3/29/26	81,975	81,067
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	60,277	58,392
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	29,582	28,186
	QazaqGaz NC JSC	4.375%	9/26/27	2,699	2,464
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	109,015	108,306
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	88,460	87,793
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	60,353	58,115
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	20,923	19,253
	Saudi Arabian Oil Co.	1.250%	11/24/23	3,629	3,617
	Saudi Arabian Oil Co.	3.500%	4/16/29	36,812	32,732
	Schlumberger Investment SA	4.500%	5/15/28	31,570	30,231
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	20,785	20,489
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	11,566
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	18,838
[4]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	2,778	2,710
	Targa Resources Corp.	5.200%	7/1/27	36,635	35,451
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	4,121	4,073
[8]	TotalEnergies Capital International SA	2.875%	11/19/25	4,000	4,146
[8]	TotalEnergies Capital International SA	2.500%	3/25/26	3,000	3,071
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	27,701
	TransCanada PipeLines Ltd.	4.250%	5/15/28	24,145	22,320
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	28,270	26,004
[4]	Valaris Ltd.	8.375%	4/30/30	4,835	4,749
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,650	1,377
[4]	Venture Global LNG Inc.	8.125%	6/1/28	15,165	14,723
	Western Midstream Operating LP	3.950%	6/1/25	22,439	21,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	4.650%	7/1/26	3,620	3,467
	Western Midstream Operating LP	4.500%	3/1/28	9,635	8,882
	Williams Cos. Inc.	4.000%	9/15/25	9,899	9,521
	Williams Cos. Inc.	5.400%	3/2/26	24,115	23,829
	Williams Cos. Inc.	3.750%	6/15/27	23,300	21,526
					3,083,106
Financials (28.8%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	27,615	26,633
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	37,600	36,060
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	67,076	60,316
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	96,490	85,823
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	50,650	49,859
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	22,393	20,122
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	17,631	16,356
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	63,750	61,232
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	19,300	16,280
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,700	9,218
	Aflac Inc.	1.125%	3/15/26	43,772	39,315
	Air Lease Corp.	2.300%	2/1/25	42,260	40,116
	Air Lease Corp.	3.250%	3/1/25	2,910	2,787
	Air Lease Corp.	3.375%	7/1/25	37,083	35,194
	Air Lease Corp.	2.875%	1/15/26	53,365	49,516
	Air Lease Corp.	3.750%	6/1/26	4,000	3,755
	Air Lease Corp.	2.200%	1/15/27	29,100	25,502
	Air Lease Corp.	5.300%	2/1/28	25,500	24,418
	Air Lease Corp.	4.625%	10/1/28	10,816	9,924
	Aircastle Ltd.	4.125%	5/1/24	6,790	6,697
	Allstate Corp.	0.750%	12/15/25	9,670	8,714
	Ally Financial Inc.	4.625%	3/30/25	3,814	3,677
	Ally Financial Inc.	5.800%	5/1/25	1,940	1,899
	Ally Financial Inc.	4.750%	6/9/27	29,000	26,257
	Ally Financial Inc.	6.992%	6/13/29	41,330	39,488
	American Express Co.	6.338%	10/30/26	19,250	19,301
	American Express Co.	2.550%	3/4/27	72,137	64,564
	American Express Co.	5.850%	11/5/27	34,170	34,199
	American International Group Inc.	2.500%	6/30/25	61,070	57,635
	American International Group Inc.	3.900%	4/1/26	12,725	12,124
	American International Group Inc.	5.750%	4/1/48	7,059	6,418
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	19,798
	Ameriprise Financial Inc.	2.875%	9/15/26	11,645	10,823
[4]	Antares Holdings LP	2.750%	1/15/27	33,939	28,538
[4]	Antares Holdings LP	7.950%	8/11/28	19,250	18,835
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	26,800	24,229
	Aon Global Ltd.	3.875%	12/15/25	10,782	10,327
[4]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	4,762
	Ares Capital Corp.	2.150%	7/15/26	29,000	25,470
	Ares Capital Corp.	7.000%	1/15/27	19,400	19,332
[8]	Argenta Spaarbank NV	1.000%	10/13/26	17,600	17,226
[8]	Assicurazioni Generali SpA	2.429%	7/14/31	500	416
[4]	Athene Global Funding	0.914%	8/19/24	11,320	10,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Athene Holding Ltd.	4.125%	1/12/28	31,391	28,385
[9]	Aviva plc	6.125%	11/14/36	7,200	8,652
	Banco Santander SA	2.746%	5/28/25	21,570	20,329
	Banco Santander SA	5.147%	8/18/25	8,550	8,325
	Banco Santander SA	5.179%	11/19/25	5,225	5,050
	Banco Santander SA	1.849%	3/25/26	28,290	25,288
	Banco Santander SA	5.294%	8/18/27	23,240	22,184
	Banco Santander SA	1.722%	9/14/27	17,840	15,474
[8]	Banco Santander SA	2.125%	2/8/28	1,000	951
	Banco Santander Sa Banco Santander Sa	6.606%	11/7/28	24,060	24,084
	Bank of America Corp.	4.000%	1/22/25	31,304	30,466
	Bank of America Corp.	3.950%	4/21/25	76,426	73,886
	Bank of America Corp.	3.366%	1/23/26	18,890	18,152
	Bank of America Corp.	2.015%	2/13/26	51,370	48,438
	Bank of America Corp.	4.450%	3/3/26	53,863	51,586
	Bank of America Corp.	3.384%	4/2/26	92,240	88,354
	Bank of America Corp.	1.319%	6/19/26	84,240	77,440
	Bank of America Corp.	4.827%	7/22/26	67,644	65,881
	Bank of America Corp.	4.250%	10/22/26	27,110	25,601
	Bank of America Corp.	1.197%	10/24/26	42,600	38,485
	Bank of America Corp.	5.080%	1/20/27	25,800	25,112
	Bank of America Corp.	1.658%	3/11/27	48,515	43,387
	Bank of America Corp.	3.559%	4/23/27	28,110	26,248
	Bank of America Corp.	1.734%	7/22/27	137,745	121,519
	Bank of America Corp.	5.933%	9/15/27	28,700	28,403
	Bank of America Corp.	3.824%	1/20/28	73,909	68,180
	Bank of America Corp.	2.551%	2/4/28	83,171	73,508
	Bank of America Corp.	3.705%	4/24/28	45,747	41,772
	Bank of America Corp.	4.376%	4/27/28	71,450	66,658
	Bank of America Corp.	4.948%	7/22/28	71,115	67,592
	Bank of America Corp.	6.204%	11/10/28	40,360	40,103
	Bank of America Corp.	3.419%	12/20/28	87,302	77,708
	Bank of America Corp.	3.970%	3/5/29	14,167	12,815
	Bank of America Corp.	5.202%	4/25/29	101,809	96,780
	Bank of America Corp.	2.087%	6/14/29	18,643	15,375
	Bank of America Corp.	4.271%	7/23/29	13,195	11,998
	Bank of America Corp.	5.819%	9/15/29	48,100	46,833
	Bank of America Corp.	2.972%	2/4/33	18,296	14,016
	Bank of America NA	5.650%	8/18/25	40,000	39,889
	Bank of America NA	5.526%	8/18/26	53,000	52,549
	Bank of Montreal	5.300%	6/5/26	20,323	19,988
	Bank of Montreal	1.250%	9/15/26	17,001	14,893
	Bank of Montreal	5.203%	2/1/28	16,375	15,785
	Bank of Montreal	5.717%	9/25/28	9,625	9,420
	Bank of New York Mellon Corp.	4.414%	7/24/26	24,945	24,223
	Bank of New York Mellon Corp.	4.947%	4/26/27	100,000	97,180
	Bank of New York Mellon Corp.	3.400%	1/29/28	25,829	23,448
	Bank of New York Mellon Corp.	3.442%	2/7/28	45,782	42,187
	Bank of New York Mellon Corp.	5.802%	10/25/28	37,675	37,190
	Bank of New York Mellon Corp.	4.543%	2/1/29	39,500	37,056
	Bank of New York Mellon Corp.	6.317%	10/25/29	19,250	19,397
	Bank of Nova Scotia	5.450%	6/12/25	24,104	23,860
	Bank of Nova Scotia	4.500%	12/16/25	47,180	45,504
	Bank of Nova Scotia	4.750%	2/2/26	56,480	54,988
	Bank of Nova Scotia	1.050%	3/2/26	54,690	48,753
	Bank of Nova Scotia	2.700%	8/3/26	23,248	21,333
	Bank of Nova Scotia	1.950%	2/2/27	27,540	24,285
	Bank of Nova Scotia	5.250%	6/12/28	30,490	29,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Banque Federative du Credit Mutuel SA	1.625%	11/15/27	2,000	1,877
[8]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	12,400	11,920
	Barclays plc	4.375%	9/11/24	55,709	54,555
	Barclays plc	3.650%	3/16/25	14,464	13,914
	Barclays plc	4.375%	1/12/26	51,772	49,407
	Barclays plc	2.852%	5/7/26	18,726	17,664
	Barclays plc	5.200%	5/12/26	27,955	26,685
	Barclays plc	5.304%	8/9/26	54,190	52,860
	Barclays plc	5.829%	5/9/27	57,800	56,425
	Barclays plc	6.496%	9/13/27	9,620	9,528
	Barclays plc	2.279%	11/24/27	9,930	8,691
	Barclays plc	4.836%	5/9/28	5,930	5,327
	Barclays plc	5.501%	8/9/28	25,200	23,900
	Barclays plc	7.385%	11/2/28	48,160	48,676
	Barclays plc	4.972%	5/16/29	35,000	32,196
	Barclays plc	6.490%	9/13/29	28,900	28,187
[8]	Berkshire Hathaway Inc.	1.125%	3/16/27	6,100	5,905
	Blue Owl Capital Corp.	3.750%	7/22/25	9,580	8,960
	Blue Owl Capital Corp.	4.250%	1/15/26	1,940	1,808
	Blue Owl Capital Corp.	3.400%	7/15/26	19,355	17,257
	Brown & Brown Inc.	4.200%	9/15/24	33,202	32,612
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	48,465	42,921
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	53,100	50,575
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	48,130	47,538
	Capital One Financial Corp.	4.166%	5/9/25	46,250	45,315
	Capital One Financial Corp.	4.200%	10/29/25	23,563	22,355
	Capital One Financial Corp.	2.636%	3/3/26	72,400	67,897
	Capital One Financial Corp.	3.750%	3/9/27	43,898	39,658
	Capital One Financial Corp.	7.149%	10/29/27	28,870	28,875
	Capital One Financial Corp.	1.878%	11/2/27	47,290	40,566
	Capital One Financial Corp.	4.927%	5/10/28	38,600	35,704
	Capital One Financial Corp.	5.468%	2/1/29	56,550	52,580
	Capital One Financial Corp.	6.312%	6/8/29	131,490	125,830
	Capital One NA	2.280%	1/28/26	38,485	36,354
	Charles Schwab Corp.	3.625%	4/1/25	44,839	43,231
	Charles Schwab Corp.	3.850%	5/21/25	49,262	47,627
	Charles Schwab Corp.	0.900%	3/11/26	26,115	23,026
	Charles Schwab Corp.	1.150%	5/13/26	29,150	25,604
	Charles Schwab Corp.	2.450%	3/3/27	42,975	37,885
	Charles Schwab Corp.	3.300%	4/1/27	20,174	18,316
	Charles Schwab Corp.	5.643%	5/19/29	64,370	61,991
	Chubb INA Holdings Inc.	3.350%	5/3/26	85,281	80,753
	Citibank NA	5.864%	9/29/25	25,930	25,965
	Citibank NA	5.803%	9/29/28	48,000	47,403
	Citigroup Inc.	4.400%	6/10/25	28,325	27,412
	Citigroup Inc.	2.014%	1/25/26	21,385	20,190
	Citigroup Inc.	4.600%	3/9/26	54,240	51,985
	Citigroup Inc.	3.290%	3/17/26	24,200	23,170
	Citigroup Inc.	3.400%	5/1/26	28,800	27,082
	Citigroup Inc.	5.610%	9/29/26	38,670	38,169
	Citigroup Inc.	3.200%	10/21/26	84,303	77,791
	Citigroup Inc.	4.300%	11/20/26	26,104	24,531
	Citigroup Inc.	1.122%	1/28/27	23,523	20,909
	Citigroup Inc.	1.462%	6/9/27	42,850	37,708
	Citigroup Inc.	4.450%	9/29/27	33,114	30,594
	Citigroup Inc.	3.887%	1/10/28	38,540	35,734
	Citigroup Inc.	3.070%	2/24/28	48,150	43,346
	Citigroup Inc.	3.668%	7/24/28	68,196	61,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.125%	7/25/28	4,700	4,216
	Citigroup Inc.	3.520%	10/27/28	16,040	14,415
	Citigroup Inc.	4.075%	4/23/29	8,580	7,799
	CNO Financial Group Inc.	5.250%	5/30/25	22,250	21,740
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.852%	1/14/27	19,300	12,192
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.464%	8/20/31	36,700	22,989
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.927%	9/10/30	7,300	4,642
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,700	17,962
	Cooperatieve Rabobank UA	3.750%	7/21/26	48,131	44,738
	Corebridge Financial Inc	3.650%	4/5/27	84,327	77,201
	Corebridge Financial Inc.	3.500%	4/4/25	54,043	51,977
	Credit Suisse AG	3.625%	9/9/24	29,705	28,978
	Credit Suisse AG	7.950%	1/9/25	31,340	31,783
	Credit Suisse AG	3.700%	2/21/25	32,578	31,372
	Credit Suisse AG	2.950%	4/9/25	29,340	27,859
[8]	Credit Suisse AG	0.250%	1/5/26	17,000	16,397
	Credit Suisse AG	1.250%	8/7/26	33,690	29,372
	Credit Suisse AG	5.000%	7/9/27	77,009	73,484
	Credit Suisse AG	7.500%	2/15/28	32,831	34,080
[8]	Danske Bank A/S	1.000%	5/15/31	4,500	4,295
	Deutsche Bank AG	1.447%	4/1/25	19,293	18,825
	Deutsche Bank AG	4.500%	4/1/25	13,780	13,195
	Deutsche Bank AG	3.961%	11/26/25	1,690	1,630
	Deutsche Bank AG	6.119%	7/14/26	7,962	7,837
	Deutsche Bank AG	2.129%	11/24/26	69,850	63,014
[8]	Deutsche Bank AG	1.625%	1/20/27	4,000	3,811
	Deutsche Bank AG	7.146%	7/13/27	57,500	57,419
	Deutsche Bank AG	2.311%	11/16/27	44,216	38,211
	Deutsche Bank AG	2.552%	1/7/28	3,966	3,432
	Deutsche Bank AG	6.720%	1/18/29	33,670	33,019
	Discover Bank	3.450%	7/27/26	34,435	31,102
	Discover Bank	5.974%	8/9/28	14,450	13,063
	Discover Financial Services	3.750%	3/4/25	5,085	4,878
[12,13]	DPS Lehman Brothers Holdings	1.000%	8/19/65	9,410	1
	Equitable Holdings Inc.	4.350%	4/20/28	14,455	13,237
[4]	F&G Global Funding	0.900%	9/20/24	10,936	10,359
[4]	F&G Global Funding	1.750%	6/30/26	18,649	16,367
	Fifth Third Bancorp	2.375%	1/28/25	3,404	3,236
	Fifth Third Bancorp	2.550%	5/5/27	10,075	8,687
	Fifth Third Bancorp	1.707%	11/1/27	36,393	31,019
	Fifth Third Bancorp	3.950%	3/14/28	39,275	35,080
	Fifth Third Bancorp	6.361%	10/27/28	76,859	74,955
	Fifth Third Bancorp	6.339%	7/27/29	56,194	54,439
	Fifth Third Bancorp	4.772%	7/28/30	28,111	24,904
	Fifth Third Bank NA	3.950%	7/28/25	27,670	26,534
	Fifth Third Bank NA	3.850%	3/15/26	11,645	10,713
	Fifth Third Bank NA	2.250%	2/1/27	4,750	4,138
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	16,692	15,988
	FS KKR Capital Corp.	3.400%	1/15/26	17,880	16,353
	GATX Corp.	3.250%	3/30/25	2,109	2,022
	GATX Corp.	3.250%	9/15/26	9,710	9,005
	Goldman Sachs Group Inc.	3.500%	4/1/25	60,540	58,274
	Goldman Sachs Group Inc.	3.750%	5/22/25	68,690	66,209
	Goldman Sachs Group Inc.	4.250%	10/21/25	46,769	44,850
	Goldman Sachs Group Inc.	0.855%	2/12/26	14,725	13,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.750%	2/25/26	8,197	7,777
	Goldman Sachs Group Inc.	5.798%	8/10/26	45,380	44,911
	Goldman Sachs Group Inc.	3.500%	11/16/26	25,155	23,324
	Goldman Sachs Group Inc.	1.093%	12/9/26	40,040	35,728
	Goldman Sachs Group Inc.	3.850%	1/26/27	14,460	13,468
	Goldman Sachs Group Inc.	1.431%	3/9/27	99,088	87,964
	Goldman Sachs Group Inc.	1.542%	9/10/27	33,900	29,474
	Goldman Sachs Group Inc.	1.948%	10/21/27	64,400	56,475
	Goldman Sachs Group Inc.	2.640%	2/24/28	61,082	54,114
	Goldman Sachs Group Inc.	3.615%	3/15/28	57,214	52,362
[9]	Goldman Sachs Group Inc.	7.250%	4/10/28	4,700	5,960
	Goldman Sachs Group Inc.	3.691%	6/5/28	25,357	23,134
	Goldman Sachs Group Inc.	4.482%	8/23/28	82,840	77,560
	Goldman Sachs Group Inc.	6.484%	10/24/29	38,400	38,378
	Hanover Insurance Group Inc.	4.500%	4/15/26	9,700	9,326
	Horace Mann Educators Corp.	7.250%	9/15/28	19,300	19,259
	HSBC Holdings plc	4.250%	8/18/25	39,693	38,043
	HSBC Holdings plc	4.300%	3/8/26	24,965	23,910
	HSBC Holdings plc	2.999%	3/10/26	41,330	39,405
	HSBC Holdings plc	1.645%	4/18/26	65,094	60,545
	HSBC Holdings plc	3.900%	5/25/26	29,850	28,175
	HSBC Holdings plc	2.099%	6/4/26	96,672	90,031
	HSBC Holdings plc	4.292%	9/12/26	54,263	52,064
	HSBC Holdings plc	1.589%	5/24/27	78,926	69,512
[9]	HSBC Holdings plc	1.750%	7/24/27	8,200	8,827
	HSBC Holdings plc	5.887%	8/14/27	30,000	29,471
	HSBC Holdings plc	2.251%	11/22/27	31,640	27,739
	HSBC Holdings plc	4.041%	3/13/28	58,858	54,065
[8]	HSBC Holdings plc	3.125%	6/7/28	1,000	982
	HSBC Holdings plc	4.755%	6/9/28	44,881	42,017
	HSBC Holdings plc	5.210%	8/11/28	36,420	34,711
	HSBC Holdings plc	2.013%	9/22/28	9,650	8,103
	HSBC Holdings plc	7.390%	11/3/28	41,230	42,294
	HSBC Holdings plc	6.161%	3/9/29	41,012	40,148
	HSBC Holdings plc	4.583%	6/19/29	16,061	14,635
	HSBC Holdings plc	2.206%	8/17/29	9,630	7,826
	Huntington Bancshares Inc.	4.443%	8/4/28	42,325	38,645
	Huntington Bancshares Inc.	6.208%	8/21/29	81,070	77,922
	Huntington National Bank	4.008%	5/16/25	16,996	16,471
	Huntington National Bank	5.699%	11/18/25	16,162	15,698
	ING Groep NV	1.726%	4/1/27	15,520	13,858
	ING Groep NV	6.083%	9/11/27	28,880	28,614
	ING Groep NV	4.017%	3/28/28	8,680	7,988
	Intercontinental Exchange Inc.	3.750%	12/1/25	25,590	24,586
	Intercontinental Exchange Inc.	4.000%	9/15/27	52,800	49,370
	Invesco Finance plc	3.750%	1/15/26	13,760	13,138
[8]	JAB Holdings BV	1.000%	12/20/27	17,800	16,606
	Jefferies Financial Group Inc.	5.875%	7/21/28	19,260	18,564
	JPMorgan Chase & Co.	1.561%	12/10/25	47,600	45,059
	JPMorgan Chase & Co.	2.005%	3/13/26	88,017	83,034
	JPMorgan Chase & Co.	2.083%	4/22/26	92,730	87,139
	JPMorgan Chase & Co.	3.200%	6/15/26	20,605	19,310
	JPMorgan Chase & Co.	2.950%	10/1/26	14,530	13,443
	JPMorgan Chase & Co.	1.045%	11/19/26	111,568	100,367
	JPMorgan Chase & Co.	4.125%	12/15/26	19,304	18,226
	JPMorgan Chase & Co.	1.040%	2/4/27	52,069	46,277
	JPMorgan Chase & Co.	1.578%	4/22/27	98,480	87,823
	JPMorgan Chase & Co.	1.470%	9/22/27	52,510	45,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.782%	2/1/28	52,032	48,239
	JPMorgan Chase & Co.	2.947%	2/24/28	4,953	4,458
	JPMorgan Chase & Co.	4.323%	4/26/28	82,806	77,774
	JPMorgan Chase & Co.	3.540%	5/1/28	26,049	23,811
	JPMorgan Chase & Co.	2.182%	6/1/28	26,100	22,682
	JPMorgan Chase & Co.	4.005%	4/23/29	48,886	44,515
	JPMorgan Chase & Co.	4.203%	7/23/29	35,620	32,648
	JPMorgan Chase & Co.	6.087%	10/23/29	24,090	23,946
	JPMorgan Chase & Co.	1.953%	2/4/32	16,450	12,219
	Kemper Corp.	4.350%	2/15/25	9,059	8,750
	KeyBank NA	4.700%	1/26/26	20,000	18,562
	KeyBank NA	5.850%	11/15/27	41,553	38,414
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	3,880	3,692
	Lazard Group LLC	3.750%	2/13/25	7,625	7,369
	Lloyds Banking Group plc	4.582%	12/10/25	37,563	35,736
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,023
	Lloyds Banking Group plc	4.716%	8/11/26	27,220	26,381
	Lloyds Banking Group plc	3.750%	1/11/27	33,555	30,853
	Lloyds Banking Group plc	1.627%	5/11/27	18,455	16,342
	Lloyds Banking Group plc	5.985%	8/7/27	28,950	28,519
	Lloyds Banking Group plc	3.750%	3/18/28	9,700	8,838
	Lloyds Banking Group plc	5.871%	3/6/29	25,700	24,855
[6,11]	Lloyds Banking Group plc 3M Australian Bank Bill Rate + 2.000%	0.000%	3/17/29	19,860	12,673
[8]	Luminor Bank A/S	0.792%	12/3/24	5,344	5,578
	M&T Bank Corp.	4.553%	8/16/28	95,213	86,621
	M&T Bank Corp.	7.413%	10/30/29	56,670	56,827
[6,11]	Macquarie Bank Ltd.	0.000%	6/17/31	2,890	1,816
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.035%	5/28/30	33,130	21,377
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	4,750	4,507
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	14,890	14,372
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	92,570	87,369
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	64,942	58,807
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	19,790	19,182
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	35,085	32,414
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	10,340	9,445
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	63,638	56,158
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	26,740	23,459
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	46,740	41,334
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,600	17,822
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	3,840	3,716
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	35,720	34,574
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	36,450	35,026
	Mizuho Financial Group Inc.	1.234%	5/22/27	42,447	37,420
	Mizuho Financial Group Inc.	1.554%	7/9/27	39,740	35,079
	Mizuho Financial Group Inc.	5.667%	5/27/29	28,490	27,708
	Mizuho Financial Group Inc.	5.778%	7/6/29	13,370	13,056
	Morgan Stanley	4.000%	7/23/25	29,877	28,918
	Morgan Stanley	5.000%	11/24/25	60,480	59,093
	Morgan Stanley	3.875%	1/27/26	88,295	84,191
	Morgan Stanley	4.679%	7/17/26	25,000	24,288
	Morgan Stanley	3.125%	7/27/26	12,619	11,676
	Morgan Stanley	4.350%	9/8/26	41,130	38,897
	Morgan Stanley	6.138%	10/16/26	27,614	27,542
	Morgan Stanley	0.985%	12/10/26	59,465	52,912
	Morgan Stanley	3.625%	1/20/27	66,477	61,749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.950%	4/23/27	25,965	23,898
	Morgan Stanley	1.593%	5/4/27	54,835	48,699
	Morgan Stanley	1.512%	7/20/27	66,650	58,504
[8]	Morgan Stanley	0.406%	10/29/27	8,226	7,724
	Morgan Stanley	2.475%	1/21/28	74,740	66,230
	Morgan Stanley	4.210%	4/20/28	29,100	27,137
[6]	Morgan Stanley	3.591%	7/22/28	16,409	14,868
	Morgan Stanley	6.296%	10/18/28	89,680	89,532
	Morgan Stanley	3.772%	1/24/29	26,000	23,432
	Morgan Stanley	5.123%	2/1/29	47,700	45,428
	Morgan Stanley	5.164%	4/20/29	141,500	134,527
	Morgan Stanley	5.449%	7/20/29	45,110	43,372
	Morgan Stanley	6.407%	11/1/29	24,060	24,042
	Morgan Stanley Bank NA	4.754%	4/21/26	44,080	43,007
	Morgan Stanley Bank NA	5.882%	10/30/26	38,500	38,483
	Nasdaq Inc.	5.650%	6/28/25	56,888	56,694
	Nasdaq Inc.	5.350%	6/28/28	84,700	82,486
	National Australia Bank Ltd.	4.944%	1/12/28	18,370	17,766
[4]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	2,905	2,694
[8]	Nationwide Building Society	2.000%	7/25/29	29,394	30,190
[8]	NatWest Group plc	1.750%	3/2/26	14,500	14,737
	NatWest Group plc	4.800%	4/5/26	22,265	21,446
	NatWest Group plc	5.847%	3/2/27	28,240	27,760
	NatWest Group plc	1.642%	6/14/27	21,640	19,028
	NatWest Group plc	3.073%	5/22/28	10,846	9,595
	NatWest Group plc	5.516%	9/30/28	9,700	9,274
	NatWest Group plc	3.754%	11/1/29	30,835	29,439
[9]	NatWest Group plc	2.105%	11/28/31	7,300	7,549
[8]	NatWest Markets plc	0.125%	11/12/25	9,700	9,451
[9]	NIBC Bank NV	3.125%	11/15/23	34,400	41,753
	Nomura Holdings Inc.	1.851%	7/16/25	13,236	12,264
	Nomura Holdings Inc.	2.329%	1/22/27	24,300	21,289
	Nomura Holdings Inc.	5.386%	7/6/27	19,400	18,638
	Nomura Holdings Inc.	5.842%	1/18/28	16,310	15,865
	Nomura Holdings Inc.	6.070%	7/12/28	21,123	20,671
[4]	Nuveen Finance LLC	4.125%	11/1/24	14,375	14,043
	OneMain Finance Corp.	3.500%	1/15/27	2,438	2,064
	OneMain Finance Corp.	3.875%	9/15/28	1,330	1,057
[8]	OP Corporate Bank plc	1.625%	6/9/30	500	495
[9]	Pension Insurance Corp. plc	6.500%	7/3/24	19,905	24,050
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,335	52,660
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	33,730	33,174
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,959	1,911
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	28,725	28,174
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	23,593	28,515
	PNC Financial Services Group Inc.	5.812%	6/12/26	23,870	23,554
	PNC Financial Services Group Inc.	4.758%	1/26/27	80,677	77,615
	PNC Financial Services Group Inc.	6.615%	10/20/27	24,000	24,061
	PNC Financial Services Group Inc.	5.354%	12/2/28	81,530	77,926
	PNC Financial Services Group Inc.	5.582%	6/12/29	197,095	188,690
	PNC Financial Services Group Inc.	2.550%	1/22/30	9,600	7,608
	Principal Financial Group Inc.	3.100%	11/15/26	5,935	5,477
	Progressive Corp.	2.500%	3/15/27	34,943	31,556
[4]	Protective Life Global Funding	1.618%	4/15/26	22,570	20,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	2,840	2,474
[9]	Rothesay Life plc	8.000%	10/30/25	19,730	24,196
	Royal Bank of Canada	1.200%	4/27/26	50,280	44,839
	Royal Bank of Canada	1.150%	7/14/26	42,284	37,259
	Royal Bank of Canada	5.200%	7/20/26	28,120	27,661
	Royal Bank of Canada	1.400%	11/2/26	33,685	29,556
	Royal Bank of Canada	3.625%	5/4/27	20,530	18,999
	Royal Bank of Canada	4.240%	8/3/27	10,600	9,953
	Royal Bank of Canada	6.000%	11/1/27	48,300	48,293
	Royal Bank of Canada	4.900%	1/12/28	55,495	53,250
	Royal Bank of Canada	5.200%	8/1/28	24,080	23,208
	Santander Holdings USA Inc.	3.450%	6/2/25	36,885	34,872
	Santander Holdings USA Inc.	6.499%	3/9/29	24,430	23,627
	Santander UK Group Holdings plc	1.532%	8/21/26	18,395	16,651
	Santander UK Group Holdings plc	6.833%	11/21/26	48,880	48,815
	Santander UK Group Holdings plc	1.673%	6/14/27	63,415	55,264
	Santander UK Group Holdings plc	2.469%	1/11/28	38,002	32,847
	Santander UK Group Holdings plc	6.534%	1/10/29	19,270	18,850
[4]	Security Benefit Global Funding	1.250%	5/17/24	13,595	13,160
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	8,550
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	6,740	6,552
	Standard Chartered plc	6.750%	2/8/28	19,250	19,242
	Standard Chartered plc	7.018%	2/8/30	19,250	19,242
[8]	Standard Chartered plc	2.500%	9/9/30	1,000	1,002
[6,11]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	5.997%	6/28/25	20,500	13,024
	State Street Corp.	5.272%	8/3/26	28,818	28,345
	State Street Corp.	5.820%	11/4/28	12,460	12,320
	Stifel Financial Corp.	4.250%	7/18/24	14,300	14,053
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	2,800	2,507
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	7,840	7,734
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	23,160	21,997
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,432
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	58,324	53,372
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	47,940	42,058
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,285	21,503
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,400	17,178
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	9,700	8,820
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	33,190	32,319
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	9,630	9,447
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,670	10,361
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	3,100	2,374
[6,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.402%	10/16/24	13,821	8,771
	Synchrony Bank	5.400%	8/22/25	24,600	23,480
	Synchrony Financial	4.500%	7/23/25	31,729	29,792
	Synchrony Financial	3.700%	8/4/26	23,619	20,940
	Synovus Bank	5.625%	2/15/28	13,500	11,962
	Toronto-Dominion Bank	1.200%	6/3/26	25,466	22,554
	Toronto-Dominion Bank	5.532%	7/17/26	48,720	48,169
	Toronto-Dominion Bank	1.250%	9/10/26	83,976	73,863
	Toronto-Dominion Bank	2.800%	3/10/27	88,455	79,777
	Toronto-Dominion Bank	4.108%	6/8/27	43,250	40,527
	Toronto-Dominion Bank	4.693%	9/15/27	3,840	3,656
	Toronto-Dominion Bank	5.156%	1/10/28	46,885	45,196
	Toronto-Dominion Bank	5.523%	7/17/28	48,080	46,851
	Toronto-Dominion Bank	3.625%	9/15/31	11,000	10,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,311
	Truist Bank	1.500%	3/10/25	24,770	23,175
	Truist Bank	3.625%	9/16/25	20,650	19,475
	Truist Bank	2.636%	9/17/29	10,545	9,755
	Truist Financial Corp.	1.267%	3/2/27	15,350	13,433
	Truist Financial Corp.	6.047%	6/8/27	79,950	78,260
	Truist Financial Corp.	4.873%	1/26/29	80,020	73,870
	Truist Financial Corp.	7.161%	10/30/29	16,166	16,259
	UBS AG	5.800%	9/11/25	99,200	98,682
	UBS AG	5.650%	9/11/28	89,610	87,667
	UBS Group AG	3.750%	3/26/25	36,462	35,104
	UBS Group AG	4.550%	4/17/26	14,306	13,671
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	1,510	1,439
	US Bancorp	5.727%	10/21/26	47,610	46,899
	US Bancorp	4.548%	7/22/28	156,888	145,572
	US Bancorp	4.653%	2/1/29	62,230	57,420
	US Bancorp	5.775%	6/12/29	55,175	53,063
	Voya Financial Inc.	3.650%	6/15/26	11,895	11,203
[12,13]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	3.550%	9/29/25	103,033	98,379
	Wells Fargo & Co.	2.164%	2/11/26	60,354	57,095
	Wells Fargo & Co.	3.000%	4/22/26	59,157	54,952
	Wells Fargo & Co.	2.188%	4/30/26	77,800	73,188
	Wells Fargo & Co.	4.100%	6/3/26	91,330	86,233
	Wells Fargo & Co.	4.540%	8/15/26	16,659	16,145
	Wells Fargo & Co.	3.000%	10/23/26	73,175	67,025
[8]	Wells Fargo & Co.	1.375%	10/26/26	43,590	42,247
	Wells Fargo & Co.	3.196%	6/17/27	22,050	20,362
	Wells Fargo & Co.	4.300%	7/22/27	25,615	23,890
	Wells Fargo & Co.	3.526%	3/24/28	86,305	78,714
	Wells Fargo & Co.	3.584%	5/22/28	94,297	85,836
	Wells Fargo & Co.	2.393%	6/2/28	56,429	49,185
	Wells Fargo & Co.	4.808%	7/25/28	61,680	58,344
	Wells Fargo & Co.	5.574%	7/25/29	84,910	81,774
	Wells Fargo & Co.	6.303%	10/23/29	19,250	19,064
	Wells Fargo Bank NA	5.550%	8/1/25	10,000	9,964
	Wells Fargo Bank NA	5.450%	8/7/26	34,530	34,197
	Westpac Banking Corp.	2.894%	2/4/30	58,869	55,717
	Westpac Banking Corp.	4.322%	11/23/31	27,918	25,778
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.398%	11/11/27	33,800	21,691
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.892%	1/29/31	10,800	6,819
	Willis North America Inc.	4.650%	6/15/27	19,400	18,462
					15,683,126
Health Care (9.2%)
	AbbVie Inc.	2.600%	11/21/24	227,930	220,295
	AbbVie Inc.	3.800%	3/15/25	117,136	114,044
	AbbVie Inc.	3.600%	5/14/25	26,347	25,486
	AbbVie Inc.	3.200%	5/14/26	24,750	23,329
	AbbVie Inc.	2.950%	11/21/26	139,102	128,791
	AbbVie Inc.	4.250%	11/14/28	8,934	8,412
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	1,855
[4]	Alcon Finance Corp.	2.750%	9/23/26	19,350	17,691
	Amgen Inc.	5.250%	3/2/25	119,440	118,507
	Amgen Inc.	3.125%	5/1/25	15,679	15,081
	Amgen Inc.	2.200%	2/21/27	34,841	31,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	3.200%	11/2/27	17,780	16,226
	Amgen Inc.	5.150%	3/2/28	166,208	162,207
	Astrazeneca Finance LLC	1.200%	5/28/26	76,530	68,811
	Astrazeneca Finance LLC	1.750%	5/28/28	9,555	8,123
	Astrazeneca Finance LLC	4.875%	3/3/28	45,765	44,669
[4]	Bausch & Lomb Escrow Corp.	8.375%	10/1/28	1,605	1,595
	Baxalta Inc.	4.000%	6/23/25	12,304	11,941
	Baxter International Inc.	1.322%	11/29/24	140,925	133,958
	Baxter International Inc.	1.915%	2/1/27	158,915	139,262
	Baxter International Inc.	2.272%	12/1/28	61,195	50,642
	Becton Dickinson & Co.	3.700%	6/6/27	77,616	72,263
	Becton Dickinson & Co.	4.693%	2/13/28	20,700	19,808
	Boston Scientific Corp.	1.900%	6/1/25	43,755	41,159
	Bristol-Myers Squibb Co.	3.900%	2/20/28	8,801	8,268
	Cencora Inc.	3.450%	12/15/27	14,815	13,645
	Centene Corp.	4.250%	12/15/27	7,025	6,466
	Centene Corp.	2.450%	7/15/28	9,674	8,136
[4]	CHS/Community Health Systems Inc.	8.000%	3/15/26	4,840	4,427
[4]	CHS/Community Health Systems Inc.	5.625%	3/15/27	1,260	1,029
	Cigna Group	3.250%	4/15/25	24,000	23,141
	Cigna Group	4.125%	11/15/25	91,744	88,889
	Cigna Group	4.500%	2/25/26	9,900	9,606
	Cigna Group	1.250%	3/15/26	22,550	20,286
	Cigna Group	3.400%	3/1/27	36,217	33,571
	Cigna Group	4.375%	10/15/28	31,470	29,414
	CommonSpirit Health	1.547%	10/1/25	32,150	29,469
[4]	CSL Finance plc	3.850%	4/27/27	9,680	9,121
	CVS Health Corp.	4.100%	3/25/25	16,143	15,802
	CVS Health Corp.	3.875%	7/20/25	45,617	44,126
	CVS Health Corp.	5.000%	2/20/26	48,255	47,315
	CVS Health Corp.	2.875%	6/1/26	24,200	22,475
	CVS Health Corp.	3.000%	8/15/26	41,970	38,909
	CVS Health Corp.	3.625%	4/1/27	99,162	92,060
	CVS Health Corp.	1.300%	8/21/27	33,815	28,522
	CVS Health Corp.	4.300%	3/25/28	151,538	141,965
	CVS Health Corp.	5.000%	1/30/29	47,600	45,530
	DH Europe Finance II Sarl	2.200%	11/15/24	14,513	13,990
	Dignity Health	3.812%	11/1/24	970	944
	Elevance Health Inc.	2.375%	1/15/25	24,455	23,463
	Elevance Health Inc.	5.350%	10/15/25	11,600	11,512
	Elevance Health Inc.	1.500%	3/15/26	38,795	35,137
	Elevance Health Inc.	4.101%	3/1/28	36,708	34,292
[8]	EssilorLuxottica SA	0.125%	5/27/25	1,000	997
[8]	EssilorLuxottica SA	0.375%	1/5/26	5,000	4,909
[4]	Fortrea Holdings Inc.	7.500%	7/1/30	975	942
	GE HealthCare Technologies Inc.	5.600%	11/15/25	123,315	122,552
	GE HealthCare Technologies Inc.	5.650%	11/15/27	116,024	114,851
	Gilead Sciences Inc.	3.500%	2/1/25	55,066	53,510
	Gilead Sciences Inc.	3.650%	3/1/26	88,187	84,182
	Gilead Sciences Inc.	2.950%	3/1/27	7,064	6,473
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	52,159	48,892
	HCA Inc.	5.375%	2/1/25	43,772	43,309
	HCA Inc.	5.250%	4/15/25	47,142	46,484
	HCA Inc.	5.875%	2/15/26	9,625	9,540
	HCA Inc.	5.250%	6/15/26	44,900	43,830
	HCA Inc.	4.500%	2/15/27	33,403	31,574
	HCA Inc.	3.125%	3/15/27	28,845	26,021
[4]	Highmark Inc.	1.450%	5/10/26	60,053	53,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	4.500%	4/1/25	29,165	28,647
	Humana Inc.	1.350%	2/3/27	9,750	8,451
	Humana Inc.	5.750%	3/1/28	16,461	16,389
	McKesson Corp.	0.900%	12/3/25	33,440	30,313
	McKesson Corp.	1.300%	8/15/26	33,850	30,017
	McKesson Corp.	3.950%	2/16/28	26,350	24,820
	Merck & Co. Inc.	1.700%	6/10/27	42,980	37,885
	Merck & Co. Inc.	4.050%	5/17/28	10,317	9,822
	Merck & Co. Inc.	1.900%	12/10/28	7,415	6,274
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	5,905	5,101
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	196,328	193,843
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	375,695	366,715
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	333,245	318,393
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,893	11,780
	Quest Diagnostics Inc.	3.500%	3/30/25	11,655	11,234
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	6,409
	Revvity Inc.	0.850%	9/15/24	58,085	55,408
[4]	Roche Holdings Inc.	2.314%	3/10/27	65,590	59,270
	Royalty Pharma plc	1.200%	9/2/25	36,950	33,703
	Royalty Pharma plc	1.750%	9/2/27	26,975	22,954
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	137,061	127,597
[4]	Star Parent Inc.	9.000%	10/1/30	1,398	1,389
	Stryker Corp.	1.150%	6/15/25	29,100	27,032
	Stryker Corp.	3.375%	11/1/25	2,960	2,829
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	5,000	4,827
	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	5,996
	Tenet Healthcare Corp.	4.250%	6/1/29	1,184	1,014
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	800	703
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	780	706
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	340	296
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	46,535	44,458
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	51,576	50,502
	UnitedHealth Group Inc.	1.250%	1/15/26	9,867	9,016
	UnitedHealth Group Inc.	3.700%	5/15/27	13,950	13,144
	UnitedHealth Group Inc.	5.250%	2/15/28	50,721	50,369
	UnitedHealth Group Inc.	3.850%	6/15/28	24,090	22,475
	UnitedHealth Group Inc.	4.250%	1/15/29	56,280	52,904
	Utah Acquisition Sub Inc.	3.950%	6/15/26	84,040	78,680
	Viatris Inc.	1.650%	6/22/25	56,546	52,513
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	73,410	69,003
	Zoetis Inc.	4.500%	11/13/25	38,800	37,845
	Zoetis Inc.	5.400%	11/14/25	26,740	26,544
	Zoetis Inc.	3.000%	9/12/27	18,825	17,094
					5,022,743
Industrials (6.3%)
[4]	Air Canada	3.875%	8/15/26	3,605	3,282
[4]	American Airlines Inc.	11.750%	7/15/25	1,452	1,539
[4]	American Airlines Inc.	7.250%	2/15/28	864	804
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	1,396	1,357
	Amphenol Corp.	4.750%	3/30/26	11,570	11,302
[11]	Aurizon Network Pty Ltd.	4.000%	6/21/24	7,240	4,548
	Boeing Co.	1.433%	2/4/24	52,160	51,516
	Boeing Co.	4.875%	5/1/25	202,401	198,857

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	2.600%	10/30/25	10,553	9,865
	Boeing Co.	2.750%	2/1/26	30,055	27,972
	Boeing Co.	2.196%	2/4/26	338,851	311,398
	Boeing Co.	2.250%	6/15/26	8,748	7,931
	Boeing Co.	2.700%	2/1/27	27,313	24,587
	Boeing Co.	5.040%	5/1/27	6,358	6,156
	Boeing Co.	3.250%	2/1/28	24,090	21,502
[11]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	12,200	7,557
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	15,760	16,274
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	13,706	12,742
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,568	9,226
	Canadian Pacific Railway Co.	1.750%	12/2/26	36,800	32,740
	Canadian Pacific Railway Co.	4.000%	6/1/28	24,890	23,128
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,380
	Carrier Global Corp.	2.242%	2/15/25	16,409	15,625
	Caterpillar Financial Services Corp.	4.800%	1/6/26	73,189	72,190
	Caterpillar Financial Services Corp.	4.350%	5/15/26	37,970	37,015
	Caterpillar Financial Services Corp.	1.150%	9/14/26	19,400	17,235
	CNH Industrial Capital LLC	1.875%	1/15/26	74,052	67,956
	CNH Industrial Capital LLC	1.450%	7/15/26	38,840	34,632
	CNH Industrial Capital LLC	4.550%	4/10/28	19,000	17,850
	CNH Industrial Capital LLC	5.500%	1/12/29	24,070	23,307
	CSX Corp.	3.800%	3/1/28	17,667	16,419
[4]	Daimler Truck Finance North America LLC	5.600%	8/8/25	33,320	33,099
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	14,470	13,996
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/28	26,670	25,829
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	93,657	87,992
	Dover Corp.	3.150%	11/15/25	6,115	5,816
	Emerson Electric Co.	1.800%	10/15/27	19,500	17,018
	FedEx Corp.	3.400%	2/15/28	14,739	13,418
	General Dynamics Corp.	3.250%	4/1/25	14,374	13,925
	General Dynamics Corp.	3.500%	4/1/27	29,360	27,531
	General Dynamics Corp.	2.625%	11/15/27	11,880	10,632
[9]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	12,019
[8]	Honeywell International Inc.	3.500%	5/17/27	28,100	29,359
	Honeywell International Inc.	4.950%	2/15/28	107,444	106,128
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	60,217	58,270
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	31,200	28,245
	Ingersoll Rand Inc.	5.400%	8/14/28	5,960	5,807
	John Deere Capital Corp.	4.050%	9/8/25	32,591	31,825
	John Deere Capital Corp.	4.800%	1/9/26	64,156	63,319
	John Deere Capital Corp.	5.050%	3/3/26	24,125	23,955
	John Deere Capital Corp.	4.750%	6/8/26	20,078	19,763
	John Deere Capital Corp.	1.300%	10/13/26	10,208	9,115
	John Deere Capital Corp.	2.350%	3/8/27	30,820	27,845
	John Deere Capital Corp.	2.800%	9/8/27	1,341	1,218
	John Deere Capital Corp.	4.150%	9/15/27	77,258	73,904
	John Deere Capital Corp.	4.750%	1/20/28	53,080	51,564
	Johnson Controls International plc	3.900%	2/14/26	2,541	2,434
	L3Harris Technologies Inc.	3.832%	4/27/25	4,620	4,474
	L3Harris Technologies Inc.	3.850%	12/15/26	26,108	24,598
	L3Harris Technologies Inc.	5.400%	1/15/27	72,292	71,034
	Lennox International Inc.	1.350%	8/1/25	6,770	6,254
	Lennox International Inc.	1.700%	8/1/27	6,800	5,826
	Lockheed Martin Corp.	5.100%	11/15/27	32,670	32,284
	Lockheed Martin Corp.	4.450%	5/15/28	23,520	22,542
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	20,730	11,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	149,648	147,832
	MISC Capital Two Labuan Ltd.	3.625%	4/6/25	48,550	46,851
	MISC Capital Two Labuan Ltd.	3.750%	4/6/27	6,795	6,258
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	7,567
	Norfolk Southern Corp.	2.900%	6/15/26	16,309	15,230
	Northrop Grumman Corp.	2.930%	1/15/25	56,066	54,160
	Northrop Grumman Corp.	3.250%	1/15/28	63,139	57,481
	Otis Worldwide Corp.	2.056%	4/5/25	106,183	100,642
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,087
	Otis Worldwide Corp.	5.250%	8/16/28	33,685	32,773
	PACCAR Financial Corp.	1.100%	5/11/26	2,584	2,326
[11]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	28,500	17,680
	Parker-Hannifin Corp.	3.250%	3/1/27	1,660	1,537
	Parker-Hannifin Corp.	4.250%	9/15/27	29,080	27,562
[11]	Qantas Airways Ltd.	4.750%	10/12/26	5,810	3,543
[11]	Qantas Airways Ltd.	3.150%	9/27/28	9,650	5,260
	Quanta Services Inc.	0.950%	10/1/24	14,085	13,421
[4]	Regal Rexnord Corp.	6.050%	4/15/28	12,740	12,194
	Republic Services Inc.	3.200%	3/15/25	10,293	9,930
	Republic Services Inc.	0.875%	11/15/25	14,500	13,141
	Republic Services Inc.	2.900%	7/1/26	4,860	4,541
	Republic Services Inc.	3.375%	11/15/27	19,500	17,939
	Republic Services Inc.	4.875%	4/1/29	24,340	23,349
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	955	810
[4]	Rolls-Royce plc	3.625%	10/14/25	2,640	2,483
[4]	Rolls-Royce plc	5.750%	10/15/27	2,476	2,347
	RTX Corp.	3.950%	8/16/25	80,973	78,325
	RTX Corp.	5.000%	2/27/26	13,490	13,256
	RTX Corp.	3.500%	3/15/27	38,900	35,970
	RTX Corp.	3.125%	5/4/27	24,137	21,984
	RTX Corp.	4.125%	11/16/28	3,560	3,268
	Ryder System Inc.	1.750%	9/1/26	24,290	21,776
	Ryder System Inc.	2.850%	3/1/27	28,149	25,447
	Ryder System Inc.	5.650%	3/1/28	14,460	14,140
	Ryder System Inc.	5.250%	6/1/28	20,500	19,725
	Ryder System Inc.	6.300%	12/1/28	62,550	62,321
[4]	Sensata Technologies BV	5.000%	10/1/25	1,935	1,884
[4]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	42,600	38,505
[8]	Siemens Financieringsmaatschappij NV	0.625%	2/25/27	3,000	2,874
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	14,100	12,015
	Southwest Airlines Co.	5.250%	5/4/25	41,341	40,766
	Southwest Airlines Co.	3.000%	11/15/26	6,800	6,251
	Southwest Airlines Co.	5.125%	6/15/27	54,781	52,879
	Southwest Airlines Co.	3.450%	11/16/27	8,742	7,889
[4]	Spirit AeroSystems Inc.	7.500%	4/15/25	1,925	1,920
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	19,909
[4]	TransDigm Inc.	6.250%	3/15/26	3,085	3,016
	TransDigm Inc.	5.500%	11/15/27	760	708
[4]	TransDigm Inc.	6.750%	8/15/28	1,740	1,691
	TransDigm Inc.	4.875%	5/1/29	2,430	2,109
[4]	TransDigm Inc.	6.875%	12/15/30	3,850	3,724
[4]	Triumph Group Inc.	9.000%	3/15/28	6,137	5,940
	Tyco Electronics Group SA	4.500%	2/13/26	43,330	42,302
	Tyco Electronics Group SA	3.700%	2/15/26	24,334	23,296
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	21,853
	Union Pacific Corp.	3.250%	8/15/25	5,157	4,957
	Union Pacific Corp.	2.750%	3/1/26	8,717	8,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.000%	4/15/27	18,214	16,745
[5]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	5,898	5,570
[4]	United Airlines Inc.	4.375%	4/15/26	9,885	9,194
[4]	Veralto Corp.	5.500%	9/18/26	36,810	36,433
[4]	Veralto Corp.	5.350%	9/18/28	38,500	37,340
	Waste Management Inc.	3.150%	11/15/27	19,991	18,294
	Waste Management Inc.	1.150%	3/15/28	2,900	2,420
[4]	WESCO Distribution Inc.	7.250%	6/15/28	970	965
					3,415,630
Materials (2.5%)
	Albemarle Corp.	4.650%	6/1/27	16,240	15,332
	ArcelorMittal SA	4.550%	3/11/26	8,995	8,761
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	4,167	4,016
	Ball Corp.	4.875%	3/15/26	2,775	2,673
[8]	BASF SE	0.750%	3/17/26	3,000	2,954
[8]	BASF SE	0.250%	6/5/27	2,000	1,871
	Berry Global Inc.	0.950%	2/15/24	67,135	66,082
	Berry Global Inc.	1.570%	1/15/26	113,233	102,351
[4]	Berry Global Inc.	4.500%	2/15/26	2,355	2,220
[4]	Berry Global Inc.	4.875%	7/15/26	15,149	14,442
	Berry Global Inc.	1.650%	1/15/27	21,744	18,747
[4]	Berry Global Inc.	5.625%	7/15/27	6,104	5,833
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	103,900	102,261
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	38,500	38,156
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	116,835	112,729
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	38,500	37,539
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	4,051
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,575	1,228
	Celanese US Holdings LLC	6.350%	11/15/28	24,060	23,490
[4]	Chemours Co.	5.750%	11/15/28	3,050	2,580
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	32,984
	Dow Chemical Co.	4.550%	11/30/25	24,580	23,910
	DuPont de Nemours Inc.	4.493%	11/15/25	59,612	58,096
	Eastman Chemical Co.	3.800%	3/15/25	22,587	21,838
	EIDP Inc.	1.700%	7/15/25	14,540	13,527
	EIDP Inc.	4.500%	5/15/26	38,555	37,434
[4]	Element Solutions Inc.	3.875%	9/1/28	6,543	5,568
	FMC Corp.	5.150%	5/18/26	19,130	18,463
	FMC Corp.	3.200%	10/1/26	12,000	10,925
	Freeport Indonesia PT	4.763%	4/14/27	22,710	21,478
	Freeport-McMoRan Inc.	4.550%	11/14/24	26,375	25,896
	Freeport-McMoRan Inc.	4.375%	8/1/28	8,228	7,465
[4]	Georgia-Pacific LLC	1.750%	9/30/25	66,065	61,263
[4]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	63,736
[4]	Georgia-Pacific LLC	2.100%	4/30/27	49,882	44,292
[4]	Graphic Packaging International LLC	3.500%	3/15/28	625	549
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	2,454	2,280
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	37,106	36,327
[4]	Ingevity Corp.	3.875%	11/1/28	2,075	1,699
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	1,650	1,376
	LYB International Finance III LLC	1.250%	10/1/25	51,849	47,318
[4]	Novelis Corp.	3.250%	11/15/26	3,850	3,432
	Nucor Corp.	3.950%	5/23/25	9,700	9,420
	Nucor Corp.	2.000%	6/1/25	26,034	24,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nucor Corp.	4.300%	5/23/27	9,700	9,256
	Nutrien Ltd.	3.000%	4/1/25	35,822	34,297
	Nutrien Ltd.	5.950%	11/7/25	17,260	17,260
	Nutrien Ltd.	4.900%	3/27/28	44,319	42,468
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	5,433	5,310
	PPG Industries Inc.	1.200%	3/15/26	31,210	28,004
	RPM International Inc.	3.750%	3/15/27	37,821	35,157
[4]	Sealed Air Corp.	6.125%	2/1/28	8,375	7,966
[4]	Sealed Air Corp.	5.000%	4/15/29	755	672
	Sherwin-Williams Co.	4.250%	8/8/25	24,040	23,355
[4]	SNF Group SACA	3.125%	3/15/27	2,170	1,917
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	14,030
	Steel Dynamics Inc.	2.400%	6/15/25	15,855	14,935
	WRKCo Inc.	3.750%	3/15/25	8,107	7,848
	WRKCo Inc.	3.375%	9/15/27	3,050	2,761
					1,386,338
Real Estate (3.9%)
[8]	Akelius Residential Property AB	1.750%	2/7/25	3,000	3,032
[9]	Akelius Residential Property AB	2.375%	8/15/25	26,941	30,201
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	44,536	42,838
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,080	8,746
	American Tower Corp.	2.950%	1/15/25	53,083	51,090
	American Tower Corp.	2.400%	3/15/25	69,166	65,685
	American Tower Corp.	4.000%	6/1/25	31,725	30,657
	American Tower Corp.	1.600%	4/15/26	67,714	60,648
	American Tower Corp.	1.450%	9/15/26	34,406	30,191
	American Tower Corp.	3.375%	10/15/26	25,308	23,427
[8]	American Tower Corp.	0.450%	1/15/27	19,437	18,130
	American Tower Corp.	2.750%	1/15/27	28,920	25,982
[8]	American Tower Corp.	0.400%	2/15/27	8,744	8,122
	American Tower Corp.	3.550%	7/15/27	10,995	10,010
[8]	Aroundtown SA	0.625%	7/9/25	7,800	7,343
[8]	Aroundtown SA	3.375%	Perpetual	3,600	1,521
	AvalonBay Communities Inc.	2.950%	5/11/26	19,400	18,124
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	5,834
[8]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	5,850	5,818
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	3,900	3,573
[8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	4,700	4,154
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	2,700	2,400
	Boston Properties LP	2.750%	10/1/26	16,974	15,006
	Boston Properties LP	6.750%	12/1/27	14,500	14,261
	Brixmor Operating Partnership LP	3.650%	6/15/24	71,237	69,843
	Brixmor Operating Partnership LP	3.850%	2/1/25	36,846	35,491
	Brixmor Operating Partnership LP	3.900%	3/15/27	9,690	8,866
	Camden Property Trust Camden Property Trust	5.849%	11/3/26	26,940	26,958
	Corporate Office Properties LP	2.250%	3/15/26	59,075	53,385
	Crown Castle Inc.	1.350%	7/15/25	29,140	26,868
	Crown Castle Inc.	4.450%	2/15/26	41,232	39,709
	Crown Castle Inc.	3.700%	6/15/26	56,235	52,831
	Crown Castle Inc.	1.050%	7/15/26	56,719	49,581
	Crown Castle Inc.	4.000%	3/1/27	7,199	6,702
	Crown Castle Inc.	2.900%	3/15/27	19,430	17,407
	Crown Castle Inc.	5.000%	1/11/28	43,891	41,649
	Crown Castle Inc.	3.800%	2/15/28	8,670	7,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CubeSmart LP	4.000%	11/15/25	7,260	6,952
	CubeSmart LP	3.125%	9/1/26	2,680	2,467
[8]	Digital Dutch Finco BV	0.625%	7/15/25	13,205	12,971
[8]	Digital Euro Finco LLC	2.625%	4/15/24	3,744	3,919
	Digital Realty Trust LP	3.700%	8/15/27	15,729	14,371
	Digital Realty Trust LP	5.550%	1/15/28	41,295	40,023
	Equinix Inc.	1.450%	5/15/26	9,710	8,675
	Equinix Inc.	2.900%	11/18/26	18,180	16,576
	Equinix Inc.	1.800%	7/15/27	14,550	12,461
	Equinix Inc.	2.000%	5/15/28	9,600	8,016
	ERP Operating LP	3.375%	6/1/25	20,200	19,404
	ERP Operating LP	2.850%	11/1/26	7,965	7,320
	Essex Portfolio LP	3.625%	5/1/27	9,640	8,845
	Essex Portfolio LP	1.700%	3/1/28	8,760	7,268
	Extra Space Storage LP	5.700%	4/1/28	35,178	34,281
	Federal Realty OP LP	1.250%	2/15/26	13,240	11,893
	Federal Realty OP LP	3.250%	7/15/27	9,677	8,741
	Healthcare Realty Holdings LP	3.875%	5/1/25	5,800	5,536
	Healthcare Realty Holdings LP	3.750%	7/1/27	19,305	17,638
	Healthpeak OP LLC	3.400%	2/1/25	3,942	3,809
	Healthpeak OP LLC	4.000%	6/1/25	10,352	10,021
	Healthpeak OP LLC	1.350%	2/1/27	24,300	20,908
[8]	Heimstaden Bostad AB	1.125%	1/21/26	17,200	15,430
	Highwoods Realty LP	3.875%	3/1/27	22,853	20,356
	Highwoods Realty LP	4.125%	3/15/28	8,923	7,683
	Host Hotels & Resorts LP	4.000%	6/15/25	12,046	11,556
	Kilroy Realty LP	3.450%	12/15/24	10,181	9,793
	Kilroy Realty LP	4.375%	10/1/25	5,685	5,428
	Kimco Realty OP LLC	3.300%	2/1/25	52,230	50,326
	Kimco Realty OP LLC	2.800%	10/1/26	7,258	6,628
	Kimco Realty OP LLC	3.800%	4/1/27	9,684	8,902
[8]	Kojamo OYJ	1.500%	6/19/24	4,850	4,980
[8]	Logicor Financing Sarl	0.750%	7/15/24	5,068	5,182
[8]	Logicor Financing Sarl	2.250%	5/13/25	4,855	4,873
	Mid-America Apartments LP	4.000%	11/15/25	11,320	10,913
	Mid-America Apartments LP	1.100%	9/15/26	25,130	22,092
	NNN REIT Inc.	4.000%	11/15/25	19,893	19,078
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,390	10,080
	Omega Healthcare Investors Inc.	5.250%	1/15/26	35,244	33,990
	Omega Healthcare Investors Inc.	4.500%	4/1/27	4,250	3,913
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,757	8,907
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	5,491
	Physicians Realty LP	4.300%	3/15/27	2,427	2,256
	Piedmont Operating Partnership LP	9.250%	7/20/28	4,815	4,796
	Prologis LP	3.250%	6/30/26	11,070	10,411
	Prologis LP	2.125%	4/15/27	9,885	8,766
	Prologis LP	3.375%	12/15/27	10,600	9,655
	Prologis LP	4.875%	6/15/28	38,520	37,049
	Public Storage Operating Co.	1.500%	11/9/26	17,225	15,346
	Public Storage Operating Co.	1.850%	5/1/28	29,889	25,324
	Public Storage Operating Co.	5.125%	1/15/29	16,690	16,254
	Realty Income Corp.	3.875%	4/15/25	13,495	13,082
	Realty Income Corp.	4.625%	11/1/25	57,806	56,327
	Realty Income Corp.	0.750%	3/15/26	9,020	7,979
	Realty Income Corp.	4.875%	6/1/26	103,847	101,138
	Realty Income Corp.	4.125%	10/15/26	44,580	42,408
[9]	Realty Income Corp.	1.875%	1/14/27	6,214	6,630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	3.000%	1/15/27	12,520	11,416
[9]	Realty Income Corp.	1.125%	7/13/27	13,900	14,144
	Realty Income Corp.	3.950%	8/15/27	5,345	4,958
	Realty Income Corp.	2.200%	6/15/28	7,220	6,084
[8]	Realty Income Corp.	4.875%	7/6/30	2,658	2,782
	Regency Centers LP	3.600%	2/1/27	1,392	1,295
	Sabra Health Care LP	5.125%	8/15/26	24,249	22,994
	Simon Property Group LP	3.500%	9/1/25	48,883	46,836
	Simon Property Group LP	3.250%	11/30/26	23,542	21,760
	Simon Property Group LP	1.375%	1/15/27	24,250	21,025
	STORE Capital Corp.	4.500%	3/15/28	5,018	4,338
	UDR Inc.	2.950%	9/1/26	1,500	1,385
	Ventas Realty LP	3.500%	4/15/24	12,741	12,575
	Ventas Realty LP	2.650%	1/15/25	12,310	11,773
	Ventas Realty LP	3.500%	2/1/25	4,820	4,645
	Ventas Realty LP	3.250%	10/15/26	25,055	22,985
[4]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	7,927	7,625
[4]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	7,140	6,864
	Welltower OP LLC	4.000%	6/1/25	67,934	65,691
	Welltower OP LLC	4.250%	4/1/26	6,180	5,921
[9]	Westfield America Management Ltd.	2.125%	3/30/25	6,499	7,391
					2,133,504
Technology (5.0%)
[4]	Black Knight InfoServ LLC	3.625%	9/1/28	10,790	9,623
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,200	18,519
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	71,450	66,754
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	8,356	7,523
	Broadcom Inc.	3.150%	11/15/25	39,911	37,797
	Broadcom Inc.	3.459%	9/15/26	29,472	27,633
[4]	Broadcom Inc.	1.950%	2/15/28	13,878	11,715
	Broadcom Inc.	4.110%	9/15/28	55,695	51,050
[4]	Clarivate Science Holdings Corp.	3.875%	7/1/28	2,355	2,030
[4]	Cloud Software Group Inc.	6.500%	3/31/29	3,390	2,975
	Dell International LLC / EMC Corp.	5.850%	7/15/25	56,907	56,797
	Dell International LLC / EMC Corp.	6.020%	6/15/26	170,854	170,979
	Dell International LLC / EMC Corp.	4.900%	10/1/26	38,753	37,705
	Dell International LLC / EMC Corp.	6.100%	7/15/27	6,800	6,815
	Dell International LLC / EMC Corp.	5.250%	2/1/28	30,535	29,832
[8]	DXC Capital Funding DAC	0.450%	9/15/27	400	352
	DXC Technology Co.	1.800%	9/15/26	32,770	28,693
	DXC Technology Co.	2.375%	9/15/28	9,640	7,783
[4]	Entegris Escrow Corp.	4.750%	4/15/29	3,880	3,486
	Equifax Inc.	2.600%	12/1/24	89,569	86,290
	Equifax Inc.	2.600%	12/15/25	48,400	45,196
	Fidelity National Information Services Inc.	1.150%	3/1/26	19,430	17,395
	Fiserv Inc.	3.200%	7/1/26	50,813	47,466
	Fiserv Inc.	5.450%	3/2/28	38,045	37,276
	Fiserv Inc.	5.375%	8/21/28	28,870	28,228
[4]	Gartner Inc.	4.500%	7/1/28	2,405	2,165
	Global Payments Inc.	1.500%	11/15/24	33,880	32,199
	Global Payments Inc.	1.200%	3/1/26	74,837	66,695
	Global Payments Inc.	2.150%	1/15/27	79,130	69,537
[4]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	815	804
	HP Inc.	2.200%	6/17/25	81,466	76,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HP Inc.	3.000%	6/17/27	9,830	8,859
	HP Inc.	4.750%	1/15/28	7,110	6,772
	Intel Corp.	4.875%	2/10/26	59,140	58,322
	Intel Corp.	3.750%	3/25/27	5,190	4,894
	Intel Corp.	3.150%	5/11/27	5,139	4,737
	Intel Corp.	3.750%	8/5/27	98,440	92,415
	Intel Corp.	4.875%	2/10/28	59,567	57,899
	International Business Machines Corp.	3.300%	5/15/26	118,084	111,696
	International Business Machines Corp.	4.500%	2/6/28	38,520	36,823
	Intuit Inc.	0.950%	7/15/25	1,950	1,803
	Juniper Networks Inc.	1.200%	12/10/25	13,730	12,392
	NXP BV / NXP Funding LLC	5.350%	3/1/26	17,480	17,197
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	10,346	9,838
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	23,523	22,175
	Oracle Corp.	2.500%	4/1/25	120,121	114,606
	Oracle Corp.	2.950%	5/15/25	47,433	45,384
	Oracle Corp.	5.800%	11/10/25	34,400	34,387
	Oracle Corp.	1.650%	3/25/26	130,629	118,430
	Oracle Corp.	2.650%	7/15/26	91,643	84,328
	Oracle Corp.	2.800%	4/1/27	35,092	31,740
	Oracle Corp.	3.250%	11/15/27	19,500	17,647
	Oracle Corp.	2.300%	3/25/28	14,450	12,413
	Oracle Corp.	4.500%	5/6/28	52,590	49,783
	PayPal Holdings Inc.	3.900%	6/1/27	13,230	12,560
[4]	Qorvo Inc.	1.750%	12/15/24	14,560	13,773
	QUALCOMM Inc.	3.250%	5/20/27	30,971	28,809
	Roper Technologies Inc.	3.800%	12/15/26	12,272	11,595
	S&P Global Inc.	2.450%	3/1/27	60,795	55,003
[4]	Seagate HDD Cayman	8.250%	12/15/29	2,605	2,652
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	80,799
[4]	SS&C Technologies Inc.	5.500%	9/30/27	3,909	3,667
	Teledyne Technologies Inc.	1.600%	4/1/26	64,850	58,570
	Teledyne Technologies Inc.	2.250%	4/1/28	18,759	16,015
	Texas Instruments Inc.	2.900%	11/3/27	37,280	33,933
	Texas Instruments Inc.	4.600%	2/15/28	6,800	6,606
	Verisk Analytics Inc.	4.000%	6/15/25	85,224	82,535
	VMware Inc.	4.500%	5/15/25	144,807	141,427
	VMware Inc.	1.400%	8/15/26	77,893	68,601
	VMware Inc.	3.900%	8/21/27	3,661	3,393
	VMware Inc.	1.800%	8/15/28	19,805	16,344
	Workday Inc.	3.500%	4/1/27	40,650	37,719
					2,716,751
Utilities (5.4%)
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	12,932
	AES Corp.	5.450%	6/1/28	29,050	27,718
[6,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.139%	1/8/26	14,500	9,112
	Alabama Power Co.	3.750%	9/1/27	48,385	45,429
	Ameren Corp.	3.650%	2/15/26	9,007	8,574
	Ameren Corp.	1.950%	3/15/27	26,159	23,135
	Ameren Corp.	1.750%	3/15/28	14,460	12,106
	American Electric Power Co. Inc.	5.699%	8/15/25	29,930	29,687
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	8,776
	American Electric Power Co. Inc.	5.750%	11/1/27	17,250	17,134
[8]	Amprion GmbH	3.450%	9/22/27	11,100	11,475
[6,11]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.557%	7/1/24	9,500	5,995
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	19,699	19,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Cadent Finance plc	2.125%	9/22/28	5,400	5,544
[4]	Calpine Corp.	5.125%	3/15/28	2,900	2,595
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	20,400	19,951
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	41,824
	CenterPoint Energy Inc.	5.250%	8/10/26	44,760	44,089
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	9,640	9,430
	Consumers Energy Co.	4.650%	3/1/28	61,435	59,256
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,050	4,965
	Dominion Energy Inc.	3.300%	3/15/25	47,212	45,560
	Dominion Energy Inc.	1.450%	4/15/26	39,762	35,750
	Dominion Energy Inc.	2.850%	8/15/26	4,500	4,138
	DTE Energy Co.	1.050%	6/1/25	35,045	32,387
	DTE Energy Co.	2.850%	10/1/26	36,880	33,872
	DTE Energy Co.	4.875%	6/1/28	20,000	19,035
	Duke Energy Corp.	0.900%	9/15/25	33,565	30,624
	Duke Energy Corp.	5.000%	12/8/25	24,130	23,738
	Duke Energy Corp.	2.650%	9/1/26	21,838	20,006
	Duke Energy Corp.	5.000%	12/8/27	19,290	18,626
	Duke Energy Corp.	4.300%	3/15/28	24,820	23,289
	Duke Energy Progress LLC	3.250%	8/15/25	7,798	7,502
[4]	East Ohio Gas Co.	1.300%	6/15/25	9,715	9,020
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	17,106	16,624
[4]	Electricite de France SA	5.700%	5/23/28	8,180	8,001
[4]	Electricite de France SA	4.500%	9/21/28	16,050	14,878
[8]	Elia Transmission Belgium SA	3.000%	4/7/29	5,900	5,917
[8]	Enel Finance International NV	0.000%	6/17/27	36,800	33,635
[8]	Energias de Portugal SA	2.875%	6/1/26	10,600	10,875
	Entergy Arkansas LLC	3.500%	4/1/26	23,522	22,351
	Entergy Corp.	0.900%	9/15/25	48,695	44,327
	Entergy Corp.	2.950%	9/1/26	90,000	82,924
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	15,474
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	14,916
	Eversource Energy	0.800%	8/15/25	11,595	10,582
	Eversource Energy	4.750%	5/15/26	38,600	37,527
	Eversource Energy	1.400%	8/15/26	22,250	19,707
	Eversource Energy	2.900%	3/1/27	41,865	37,970
	Eversource Energy	4.600%	7/1/27	24,200	23,044
	Eversource Energy	5.450%	3/1/28	40,980	40,006
	Exelon Corp.	3.950%	6/15/25	30,194	29,219
	Exelon Corp.	3.400%	4/15/26	4,845	4,593
	Exelon Corp.	2.750%	3/15/27	35,937	32,485
	Exelon Corp.	5.150%	3/15/28	67,255	65,222
	FirstEnergy Corp.	2.050%	3/1/25	5,635	5,288
	FirstEnergy Corp.	1.600%	1/15/26	12,317	11,070
	FirstEnergy Corp.	4.150%	7/15/27	3,995	3,701
	Georgia Power Co.	4.650%	5/16/28	86,760	82,864
	ITC Holdings Corp.	3.250%	6/30/26	9,400	8,811
[4]	ITC Holdings Corp.	4.950%	9/22/27	12,920	12,471
	ITC Holdings Corp.	3.350%	11/15/27	24,120	21,884
[4]	Metropolitan Edison Co.	5.200%	4/1/28	14,460	13,946
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	9,650	8,858
	National Fuel Gas Co.	5.500%	1/15/26	9,705	9,515
	National Fuel Gas Co.	5.500%	10/1/26	19,275	18,872
[8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	20,310	20,809
[9]	National Grid Electricity Distribution plc	3.500%	10/16/26	3,168	3,593
	National Grid plc	5.602%	6/12/28	27,030	26,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	17,750	16,891
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,203	10,208
[11]	Network Finance Co. Pty. Ltd.	2.579%	10/3/28	33,730	18,041
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	24,130	24,015
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	20,853	18,328
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	29,000	27,635
[4]	NextEra Energy Operating Partners LP	4.250%	7/15/24	3,810	3,738
[4]	NextEra Energy Operating Partners LP	3.875%	10/15/26	235	214
	NiSource Inc.	5.250%	3/30/28	35,410	34,397
	NRG Energy Inc.	6.625%	1/15/27	1,514	1,471
	NSTAR Electric Co.	3.250%	11/15/25	9,710	9,241
	NSTAR Electric Co.	3.200%	5/15/27	33,850	31,210
	NTPC Ltd.	4.375%	11/26/24	4,300	4,221
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	10,212	9,274
[4]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	43,210	40,851
	Pacific Gas and Electric Co.	3.500%	6/15/25	16,285	15,499
	Pacific Gas and Electric Co.	3.450%	7/1/25	14,525	13,768
	Pacific Gas and Electric Co.	3.150%	1/1/26	100,743	93,201
	Pacific Gas and Electric Co.	2.100%	8/1/27	13,019	11,022
	PacifiCorp	3.350%	7/1/25	17,120	16,388
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	7,690	7,523
	PG&E Recovery Funding LLC	5.045%	7/15/34	23,480	22,667
	Public Service Electric and Gas Co.	3.000%	5/15/25	8,340	8,026
	Public Service Enterprise Group Inc.	0.800%	8/15/25	48,415	44,304
	Public Service Enterprise Group Inc.	5.850%	11/15/27	59,480	59,193
	Public Service Enterprise Group Inc.	5.875%	10/15/28	33,690	33,343
	Puget Energy Inc.	3.650%	5/15/25	13,272	12,737
[4]	Rayburn Country Securitization LLC	2.307%	12/1/32	9,576	8,429
	Sempra	3.300%	4/1/25	36,889	35,476
	Southern California Edison Co.	3.700%	8/1/25	13,471	12,934
	Southern California Edison Co.	1.200%	2/1/26	6,329	5,699
	Southern California Edison Co.	5.300%	3/1/28	20,960	20,493
	Southern California Edison Co.	5.650%	10/1/28	21,250	21,041
	Southern California Gas Co.	2.600%	6/15/26	16,150	14,911
	Southern California Gas Co.	2.950%	4/15/27	19,425	17,712
	Southern Co.	5.150%	10/6/25	14,885	14,714
	Southern Co.	3.250%	7/1/26	8,900	8,321
	Southern Co.	5.113%	8/1/27	38,600	37,234
	Southern Co.	1.750%	3/15/28	931	783
	Southern Co.	4.850%	6/15/28	48,190	46,090
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	3,775
	Southern Power Co.	0.900%	1/15/26	9,700	8,685
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	31,747
	Southwestern Electric Power Co.	4.100%	9/15/28	16,360	15,000
	Union Electric Co.	2.950%	6/15/27	12,496	11,405
[11]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	9,730	6,085
[11]	Victoria Power Networks Finance Pty. Ltd.	2.132%	4/21/28	14,400	7,640
	Virginia Electric and Power Co.	3.100%	5/15/25	8,585	8,237
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	11,656
	Virginia Electric and Power Co.	2.950%	11/15/26	46,542	42,948
	Virginia Electric and Power Co.	3.500%	3/15/27	19,467	18,092
	Virginia Electric and Power Co.	3.750%	5/15/27	18,494	17,337
	Virginia Electric and Power Co.	3.800%	4/1/28	14,460	13,343
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	21,384	20,387
	WEC Energy Group Inc.	5.000%	9/27/25	13,350	13,155
	WEC Energy Group Inc.	4.750%	1/9/26	133,110	129,788

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WEC Energy Group Inc.	5.150%	10/1/27	24,180	23,577
	WEC Energy Group Inc.	4.750%	1/15/28	75,649	72,274
	Wisconsin Public Service Corp.	5.350%	11/10/25	19,850	19,772
	Xcel Energy Inc.	3.350%	12/1/26	20,814	19,310
	Xcel Energy Inc.	1.750%	3/15/27	31,596	27,552
	Xcel Energy Inc.	4.000%	6/15/28	28,930	26,742
					2,920,581
Total Corporate Bonds (Cost $48,699,642)					45,786,741
Floating Rate Loan Interests (0.3%)
[6]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.427%	4/20/28	1,999	2,023
[6]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	8.245%	4/18/29	274	274
[6]	Berry Global Inc. Term Loan Z, TSFR3M + 1.750%	7.293%	7/1/26	873	872
[6]	Chemours Co. Term Loan B, TSFR1M + 2.500%	8.824%	8/18/28	5,415	5,239
[6]	Clarios Global LP Term Loan, TSFR1M + 3.750%	9.074%	5/6/30	2,448	2,442
[6]	DaVita Inc. Term Loan B, TSFR1M +1.750%	7.183%	8/12/26	2,675	2,639
[6]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.325%	8/2/27	1,133	1,101
[6,14]	GTCR W Merger Sub LLC	—%	9/20/30	965	955
[6]	Hilton Domestic Operating Co. Inc. Term Loan B-2, TSFR1M + 1.750%	7.170%	6/22/26	1,440	1,438
[6]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.165%	3/1/29	1,417	1,349
[6]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.689%	10/23/28	1,440	1,430
[6]	Mileage Plus Holdings LLC Term Loan B, TSFR3M + 5.250%	10.798%	6/21/27	3,234	3,327
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750	10.176%	3/27/29	1,310	1,251
	Oracle Corp. Term Loan A-1, TSFR1M + 1.600%	7.020%	8/16/27	95,000	93,813
[6]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 1.750%	7.180%	4/11/25	7,337	7,331
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 2.000%	7.652%	11/5/28	35,555	35,511
[6]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.166%	10/20/27	2,534	2,590
[6]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	9.386%	9/27/30	1,805	1,720
Total Floating Rate Loan Interests (Cost $166,096)					165,305
Sovereign Bonds (1.3%)
[4]	Airport Authority	4.875%	1/12/26	28,945	28,668
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	7,449
	Corp. Andina de Fomento	1.250%	10/26/24	67,162	64,073
	Corp. Andina de Fomento	4.750%	4/1/26	19,296	18,790
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	6,018	5,841
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	2,117	1,807
	Dominican Republic	6.000%	7/19/28	19,566	18,541
	Dominican Republic	5.500%	2/22/29	14,168	12,910
	Federative Republic of Brazil	8.750%	2/4/25	17,095	17,886
	Fondo MIVIVIENDA SA	4.625%	4/12/27	11,758	11,072
[8]	Kingdom of Morocco	1.375%	3/30/26	22,104	21,310
[4]	Korea Electric Power Corp.	5.375%	7/31/26	38,520	38,289
	Korea National Oil Corp.	0.875%	10/5/25	19,400	17,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Magyar Export-Import Bank Zrt	6.125%	12/4/27	18,860	18,464
[8]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	16,336
[8]	Republic of Chile	0.100%	1/26/27	18,930	17,551
[8]	Republic of Hungary	1.125%	4/28/26	30,800	29,807
[8]	Republic of Hungary	5.000%	2/22/27	2,580	2,745
	Republic of Hungary	6.125%	5/22/28	5,036	4,993
[8]	Republic of Korea	0.000%	10/15/26	8,743	8,293
	Republic of Panama	4.000%	9/22/24	6,378	6,237
	Republic of Panama	3.750%	3/16/25	37,165	35,828
	Republic of Peru	7.350%	7/21/25	16,458	16,833
	Republic of Peru	2.844%	6/20/30	44,394	36,672
	Republic of Peru	2.783%	1/23/31	27,083	21,687
[8]	Republic of Serbia	3.125%	5/15/27	25,895	24,785
	Republic of Uzbekistan	4.750%	2/20/24	8,540	8,475
[8]	Romania	2.750%	2/26/26	9,689	9,777
[4]	Romania	5.250%	11/25/27	19,185	18,511
	Romania	5.250%	11/25/27	10,662	10,302
	Romania	6.625%	2/17/28	6,450	6,461
[8]	Romania	6.625%	9/27/29	10,355	11,224
[8]	Romania	2.500%	2/8/30	6,632	5,777
[8]	Romania	1.750%	7/13/30	4,220	3,390
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	16,074	15,230
[8]	State of Israel	1.500%	1/16/29	14,400	12,808
	Sultanate of Oman	4.750%	6/15/26	13,900	13,324
	United Mexican States	5.400%	2/9/28	61,823	60,649
	United Mexican States	2.659%	5/24/31	9,657	7,500
Total Sovereign Bonds (Cost $734,869)					687,992
Taxable Municipal Bonds (0.1%)
[15]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	13,409	14,017
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	3,295	3,084
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	22,350	19,437
Total Taxable Municipal Bonds (Cost $39,173)					36,538

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[16]	Vanguard Market Liquidity Fund (Cost $211,065)	5.420%	2,110,856	211,065
Total Investments (99.0%) (Cost $57,213,671)				53,942,489
Other Assets and Liabilities—Net (1.0%)				549,621
Net Assets (100%)				54,492,110
Cost is in $000.
1	Securities with a value of $18,560,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $737,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $3,265,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $3,059,550,000, representing 5.6% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Security value determined using significant unobservable inputs.
14	Represents an unsettled loan as of October 31, 2023. The coupon rate is not known until the settlement date.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	3,408	689,854	362
5-Year U.S. Treasury Note	December 2023	5,604	585,487	162
10-Year U.S. Treasury Note	December 2023	966	102,562	(389)
Euro-Schatz	December 2023	175	19,475	33
				168

Short Futures Contracts
10-Year Japanese Government Bond	December 2023	(361)	(342,364)	5,644
AUD 3-Year Treasury Bond	December 2023	(1,036)	(68,588)	1,171
Euro-Bobl	December 2023	(4,029)	(495,754)	4,239
Euro-Bund	December 2023	(30)	(4,095)	(44)
Long Gilt	December 2023	(412)	(46,651)	804
Long U.S. Treasury Bond	December 2023	(39)	(4,268)	442
Ultra 10-Year U.S. Treasury Note	December 2023	(174)	(18,936)	1,060
				13,316
				13,484

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	12/20/23	AUD	12,543	USD	7,967	3	—
HSBC Bank plc	12/20/23	AUD	9,742	USD	6,275	—	(84)
State Street Bank & Trust Co.	12/20/23	EUR	7,371	USD	7,865	—	(46)
HSBC Bank plc	12/20/23	EUR	4,786	USD	5,077	—	(1)
Bank of Montreal	12/20/23	JPY	395,887	USD	2,724	—	(90)
Bank of America, N.A.	12/20/23	JPY	235,082	USD	1,583	—	(18)
State Street Bank & Trust Co.	12/20/23	JPY	215,500	USD	1,457	—	(22)
State Street Bank & Trust Co.	12/20/23	USD	238,904	AUD	370,215	3,651	—
BNP Paribas	12/20/23	USD	10,659	AUD	16,839	—	(41)
UBS AG	12/20/23	USD	2,801	AUD	4,384	15	—
Bank of America, N.A.	12/20/23	USD	581,544	EUR	546,061	2,355	—
UBS AG	12/20/23	USD	291,791	EUR	275,285	—	(196)
State Street Bank & Trust Co.	12/20/23	USD	5,753	EUR	5,414	11	—
HSBC Bank plc	12/20/23	USD	246,921	GBP	199,036	4,901	—
Standard Chartered Bank	12/20/23	USD	15,512	GBP	12,774	—	(21)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	12/20/23	USD	15,324	GBP	12,621	—	(23)
State Street Bank & Trust Co.	12/20/23	USD	2,105	JPY	312,413	26	—
						10,962	(542)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S40-V1	12/21/28	EUR	24,300	1.000	200	37
1 Periodic premium received/paid quarterly.
EUR—euro.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	(79)	10	—	(89)
American Express Co./A2	12/23/25	GSI	3,270	1.000	50	46	4	—
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	32	20	12	—
AT&T Inc./Baa2	12/21/23	BARC	179,110	1.000	310	147	163	—
AT&T Inc./Baa2	12/21/23	BARC	44,560	1.000	77	37	40	—
Boeing Co./Baa2	6/21/24	GSI	24,365	1.000	127	75	52	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	29	(8)	37	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	3,270	1.000	59	52	7	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	50	41	9	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	51	33	18	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	45	41	4	—
Dow Chemical Co./Baa1	12/23/25	GSI	3,270	1.000	44	27	17	—
Enbridge Inc./Baa1	12/23/25	GSI	3,270	1.000	29	24	5	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	47	8	39	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	4	(1)	5	—
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	56	43	13	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	51	33	18	—
Lincoln National Corp./Baa2	12/23/25	GSI	3,270	1.000	(72)	18	—	(90)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	54	43	11	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	47	13	34	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	3,270	1.000	61	50	11	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	22	31	—	(9)
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	52	39	13	—
People’s Republic of China/A1	6/21/24	GSI	20,715	1.000	116	61	55	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	22	31	—	(9)
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	37	20	17	—
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	57	46	11	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	18	31	—	(13)
					1,396	1,011	595	(210)

Credit Protection Purchased
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	(70)	187	—	(257)
					1,326	1,198	595	(467)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $7,736,000 and cash of $480,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The fund had no open swaption contracts at October 31, 2023.
G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,944,691	—	5,944,691
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,110,157	—	1,110,157
Corporate Bonds	—	45,786,738	3	45,786,741
Floating Rate Loan Interests	—	165,305	—	165,305
Sovereign Bonds	—	687,992	—	687,992
Taxable Municipal Bonds	—	36,538	—	36,538
Temporary Cash Investments	211,065	—	—	211,065
Total	211,065	53,731,421	3	53,942,489
Derivative Financial Instruments
Assets
Futures Contracts[1]	13,917	—	—	13,917
Forward Currency Contracts	—	10,962	—	10,962
Swap Contracts	37[1]	595	—	632
Total	13,954	11,557	—	25,511
Liabilities
Futures Contracts[1]	433	—	—	433
Forward Currency Contracts	—	542	—	542
Swap Contracts	—	467	—	467
Total	433	1,009	—	1,442
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.